                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07747

                           Nuveen Multistate Trust I
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
-----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

  $      250 Casa Grande Industrial Development Authority, Arizona,       12/06 at 100.00         Aa3 $      251,597
              Pollution Control Revenue Bonds, Frito-Lay Inc./ PepsiCo.,
              Series 1984, 6.650%, 12/01/14

         900 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB        924,138
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------
       1,150 Total Consumer Staples                                                                        1,175,735
-----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.6%

       1,740 Arizona State University, Certificates of Participation,      9/14 at 100.00         AAA      1,874,693
              Series 2004, 5.250%, 9/01/22 - AMBAC Insured

       1,500 Arizona State University, System Revenue Bonds, Series        7/15 at 100.00         AAA      1,599,690
              2005, 5.000%, 7/01/21 - AMBAC Insured

         500 Arizona Student Loan Acquisition Authority, Student Loan     11/09 at 102.00         Aaa        528,915
              Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%,
              5/01/24 (Alternative Minimum Tax)

         115 Glendale Industrial Development Authority, Arizona, Revenue  11/06 at 102.00         AAA        117,510
              Bonds, Midwestern University, Series 1996A, 6.000%,
              5/15/16 - CONNIE LEE/AMBAC Insured

         540 Glendale Industrial Development Authority, Arizona, Revenue   5/08 at 101.00          A-        553,759
              Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28

       1,730 Glendale Industrial Development Authority, Arizona, Revenue   5/11 at 101.00          A-      1,854,837
              Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21

         335 Yavapai County Community College District, Arizona, Revenue   1/07 at 100.00        BBB+        337,137
              Bonds, Series 1993, 6.000%, 7/01/12
-----------------------------------------------------------------------------------------------------------------------
       6,460 Total Education and Civic Organizations                                                       6,866,541
-----------------------------------------------------------------------------------------------------------------------
             Health Care - 8.3%

         200 Arizona Health Facilities Authority, Hospital Revenue         7/10 at 101.00          A-        221,018
              Bonds, Catholic Healthcare West, Series 1999A, 6.625%,
              7/01/20

       1,400 Arizona Health Facilities Authority, Hospital System         11/09 at 100.00        Baa3      1,467,942
              Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
              6.125%, 11/15/22

         700 Glendale Industrial Development Authority, Arizona, Revenue  12/15 at 100.00         BBB        709,107
              Bonds, John C. Lincoln Health Network, Series 2005B,
              5.000%, 12/01/37

         540 Maricopa County Industrial Development Authority, Arizona,    5/16 at 100.00          AA        562,518
              Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
              5.000%, 11/15/36

       1,860 Maricopa County Industrial Development Authority, Arizona,    7/08 at 101.00          A-      1,900,976
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 1998A, 5.000%, 7/01/16

         900 Maricopa County Industrial Development Authority, Arizona,    7/14 at 100.00          A-        948,708
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 2004A, 5.375%, 7/01/23

         370 Maricopa County, Arizona, Hospital Revenue Bonds, Sun         4/15 at 100.00        Baa1        384,319
              Health Corporation, Series 2005, 5.000%, 4/01/16

         235 Maricopa County, Arizona, Hospital Revenue Refunding Bonds,   4/07 at 102.00        Baa1        241,956
              Sun Health Corporation, Series 1997, 6.125%, 4/01/18

       1,055 Winslow Industrial Development Authority, Arizona, Hospital   6/08 at 101.00         N/R      1,019,330
              Revenue Bonds, Winslow Memorial Hospital, Series 1998,
              5.500%, 6/01/22
-----------------------------------------------------------------------------------------------------------------------
       7,260 Total Health Care                                                                             7,455,874
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 8.0%

       2,090 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00         Aaa      2,197,531
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31
              (Alternative Minimum Tax)

         560 Phoenix Industrial Development Authority, Arizona, GNMA       4/15 at 100.00         Aaa        567,672
              Collateralized Multifamily Housing Revenue Bonds, Park Lee
              Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
              Minimum Tax)

       2,080 Phoenix Industrial Development Authority, Arizona,              No Opt. Call         N/R        223,184
              Subordinate Lien Multifamily Housing Revenue Bonds,
              Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 (3)

       4,000 Tucson Industrial Development Authority, Arizona, Senior      7/10 at 101.00          AA      4,247,600
              Living Facilities Revenue Bonds, Christian Care Project,
              Series 2000A, 5.625%, 7/01/20 - RAAI Insured
-----------------------------------------------------------------------------------------------------------------------
       8,730 Total Housing/Multifamily                                                                     7,235,987
-----------------------------------------------------------------------------------------------------------------------

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1

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.2%

  $      200 Maricopa County Industrial Development Authority, Arizona,    6/08 at 108.00         Aaa $      202,530
              Single Family Mortgage Revenue Refunding Bonds,
              Mortgage-Backed Securities Program, Series 1998B, 6.200%,
              12/01/30 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Industrials - 0.6%

         495 Yavapai County Industrial Development Authority, Arizona,       No Opt. Call         BBB        495,945
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
              Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08)
              (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.5%

       1,315 Cochise County Industrial Development Authority, Arizona,    12/06 at 100.00         AAA      1,326,559
              GNMA Collateralized Mortgage Revenue Refunding Bonds,
              Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.8%

             Cochise County Unified School District 68, Sierra Vista,
             Arizona, General Obligation Refunding Bonds, Series 1992:
         250  7.500%, 7/01/09 - FGIC Insured                                 No Opt. Call         AAA        275,810
         300  7.500%, 7/01/10 - FGIC Insured                                 No Opt. Call         AAA        340,947

       1,500 Maricopa County School District 6, Arizona, General             No Opt. Call         AAA      1,679,970
              Obligation Refunding Bonds, Washington Elementary School,
              Series 2002A, 5.375%, 7/01/15 - FSA Insured

       1,000 Maricopa County Unified School District 11, Peoria,           7/15 at 100.00         AAA      1,072,590
              Arizona, General Obligation Bonds, Second Series 2005,
              5.000%, 7/01/20 - FGIC Insured

          39 Maricopa County Unified School District 41, Gilbert,          7/08 at 100.00         AAA         40,780
              Arizona, General Obligation Bonds, Series 1995, 6.250%,
              7/01/15 - FSA Insured

         310 Maricopa County Unified School District 80, Chandler,           No Opt. Call         AAA        345,328
              Arizona, School Improvement and Refunding Bonds, Series
              1994, 6.250%, 7/01/11 - FGIC Insured

         610 Maricopa County Union High School District 210 Phoenix,       7/16 at 100.00         AAA        651,230
              Arizona, General Obligation Bonds, Series 2006C, 5.000%,
              7/01/24 - MBIA Insured

       2,150 Maricopa County Union High School District 210, Phoenix,      7/14 at 100.00         AAA      2,296,222
              Arizona, General Obligation Bonds, Series 2004A, 5.000%,
              7/01/19 - FSA Insured

       1,000 Pima County Unified School District 1, Tucson, Arizona,         No Opt. Call         AAA      1,136,490
              School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 -
              FGIC Insured

       2,000 Tucson, Arizona, General Obligation Bonds, Series 2001B,      7/11 at 100.00          AA      2,304,980
              5.750%, 7/01/16

       1,250 Yuma & La Paz Counties Community College District, Arizona,   7/16 at 100.00         AAA      1,333,438
              General Obligation Bonds, Series 2006, 5.000%, 7/01/25 -
              MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
      10,409 Total Tax Obligation/General                                                                 11,477,785
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.6%

       4,000 Arizona School Facilities Board, School Improvement Revenue   7/14 at 100.00         AAA      4,506,640
              Bonds, Series 2004A, 5.750%, 7/01/17 - AMBAC Insured

       1,000 Arizona State Transportation Board, Subordinate Highway       7/14 at 100.00          AA      1,060,760
              Revenue Bonds, Series 2004B, 5.000%, 7/01/22

       1,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,      7/13 at 100.00         Aaa      1,081,450
              Multipurpose Stadium Facility Project, Series 2003A,
              5.375%, 7/01/23 - MBIA Insured

         785 Bullhead City, Arizona, Special Assessment Bonds, East        1/07 at 100.00        Baa2        790,087
              Branch Sewer Improvement District, Series 1993, 6.100%,
              1/01/13

         510 Estrella Mountain Ranch Community Facilities District,        7/10 at 102.00         N/R        566,126
              Goodyear, Arizona, Special Assessment Lien Bonds, Series
              2001A, 7.875%, 7/01/25

             Greater Arizona Development Authority, Infrastructure
             Revenue Bonds, Series 2006A:
         735  5.000%, 8/01/23 - MBIA Insured                               8/16 at 100.00         AAA        783,187
         875  5.000%, 8/01/25 - MBIA Insured                               8/16 at 100.00         AAA        930,177

       1,115 Maricopa County Stadium District, Arizona, Revenue            6/12 at 100.00         Aaa      1,203,386
              Refunding Bonds, Series 2002, 5.375%, 6/01/17 - AMBAC
              Insured

       1,600 Mesa, Arizona, Street and Highway User Tax Revenue Bonds,     7/15 at 100.00         AAA      1,699,024
              Series 2005, 5.000%, 7/01/24 - FSA Insured

----
2

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
---------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Peoria Improvement District, Arizona, Special Assessment
             District 8801 Bonds, North Valley Power Center, Series 1992:
  $      425  7.300%, 1/01/12                                              1/07 at 101.00          A-     $      433,640
         460  7.300%, 1/01/13                                              1/07 at 101.00          A-            469,352

       2,000 Puerto Rico Infrastructure Financing Authority, Special Tax   7/15 at 100.00        BBB+          2,038,780
              Revenue Bonds, Series 2005B, 5.000%, 7/01/41

       1,670 San Luis Civic Improvement Corporation, Arizona, Municipal    7/15 at 100.00         AAA          1,765,758
              Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%,
              7/01/25 - XLCA Insured

       2,770 Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,        7/14 at 100.00         AAA          3,012,375
              5.250%, 7/01/18 - AMBAC Insured

       2,550 Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series    7/13 at 100.00         AAA          2,705,550
              2003, 5.000%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------
      21,495 Total Tax Obligation/Limited                                                                     23,046,292
---------------------------------------------------------------------------------------------------------------------------
             Transportation - 0.6%

         500 Phoenix, Arizona, Airport Revenue Bonds, Series 1994D,        1/07 at 100.00         AAA            500,975
              6.400%, 7/01/12 - MBIA Insured (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.3% (4)

       1,550 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00         BBB (4)      1,769,496
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)

         200 Arizona Health Facilities Authority, Hospital System         11/06 at 100.00         AAA            207,124
              Revenue Refunding Bonds, Phoenix Baptist Hospital and
              Medical Center Inc. and Medical Environments Inc., Series
              1992, 6.250%, 9/01/11 - MBIA Insured (ETM)

         200 Arizona Municipal Finance Program, Certificates of              No Opt. Call         AAA            220,894
              Participation, City of Goodyear Loan, Series 20, 7.700%,
              8/01/10 - BIGI Insured (ETM)

       1,000 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00          B- (4)      1,021,920
              Nevada Power Company Project, Series 1996, 6.375%,
              10/01/36 (Pre-refunded 10/01/06) (Alternative Minimum Tax)

       1,525 Maricopa County Industrial Development Authority, Arizona,      No Opt. Call         AAA          1,874,545
              Hospital Revenue Refunding Bonds, Samaritan Health
              Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured
              (ETM)

         165 Maricopa County, Arizona, Hospital Revenue Bonds, St.           No Opt. Call         AAA            178,891
              Luke's Hospital Medical Center, Series 1980, 8.750%,
              2/01/10 (ETM)

         500 Mesa, Arizona, Utility System Revenue Bonds, Series 2002,     7/11 at 100.00         AAA            530,660
              5.000%, 7/01/20 (Pre-refunded 7/01/11) - FGIC Insured

             Phoenix Civic Improvement Corporation, Arizona, Junior Lien
             Wastewater System Revenue Bonds, Series 2000:
       1,290  6.125%, 7/01/14 (Pre-refunded 7/01/10) - FGIC Insured        7/10 at 101.00         AAA          1,417,323
       1,000  6.250%, 7/01/17 (Pre-refunded 7/01/10) - FGIC Insured        7/10 at 101.00         AAA          1,102,950

       2,500 Scottsdale Industrial Development Authority, Arizona,        12/11 at 101.00          A3 (4)      2,769,900
              Hospital Revenue Bonds, Scottsdale Healthcare, Series
              2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
---------------------------------------------------------------------------------------------------------------------------
       9,930 Total U.S. Guaranteed                                                                            11,093,703
---------------------------------------------------------------------------------------------------------------------------
             Utilities - 9.1%

       1,000 Arizona Power Authority, Special Obligation Power Resource      No Opt. Call          AA          1,105,210
              Revenue Refunding Crossover Bonds, Hoover Project, Series
              2001, 5.250%, 10/01/15

         100 Pima County Industrial Development Authority, Arizona,        1/07 at 100.50         AAA            100,394
              Lease Obligation Revenue Refunding Bonds, Tucson Electric
              Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

             Puerto Rico Electric Power Authority, Power Revenue Bonds,
             Series 2005RR:
       4,500  5.000%, 7/01/26 - XLCA Insured                               7/15 at 100.00         AAA          4,778,504
       1,455  5.000%, 7/01/27 - XLCA Insured                               7/15 at 100.00         AAA          1,541,733

         590 Salt River Project Agricultural Improvement and Power         1/13 at 100.00         Aa1            621,341
              District, Arizona, Electric System Revenue Bonds, Series
              2002B, 5.000%, 1/01/22
---------------------------------------------------------------------------------------------------------------------------
       7,645 Total Utilities                                                                                   8,147,182
---------------------------------------------------------------------------------------------------------------------------

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3

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)          Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 10.9%

  $    1,005 Cottonwood, Arizona, Senior Lien Water System Revenue        7/14 at 100.00         AAA $    1,057,109
              Bonds, Municipal Property Corporation, Series 2004,
              5.000%, 7/01/24 - XLCA Insured

       1,000 Cottonwood, Arizona, Water Revenue Bonds, Series 2006,       7/16 at 100.00         AAA      1,050,270
              5.000%, 7/01/30 - XLCA Insured

         660 Oro Valley Municipal Property Corporation, Arizona, Senior   7/13 at 100.00         AAA        695,416
              Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
              MBIA Insured

       1,435 Phoenix Civic Improvement Corporation, Arizona, Junior Lien  7/14 at 100.00         AAA      1,515,288
              Wastewater System Revenue Bonds, Series 2004, 5.000%,
              7/01/24 - MBIA Insured

       2,600 Phoenix Civic Improvement Corporation, Arizona, Junior Lien  7/12 at 100.00         AAA      2,714,010
              Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
              FGIC Insured

       1,415 Phoenix Civic Improvement Corporation, Arizona, Junior Lien  7/14 at 100.00          AA      1,440,654
              Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22

       1,250 Phoenix Civic Improvement Corporation, Arizona, Junior Lien  7/15 at 100.00         AAA      1,329,262
              Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
       9,365 Total Water and Sewer                                                                        9,802,009
-------------------------------------------------------------------------------------------------------------------
  $   84,954 Total Investments (cost $86,040,896) - 98.8%                                                88,827,117
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                         1,080,923
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $   89,908,040
             -----------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
           (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $86,037,281.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $ 3,794,684
       Depreciation                                             (1,004,848)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $ 2,789,836
     ----------------------------------------------------------------------

----
4

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 14.8%

  $      430 Boulder County, Colorado, Development Revenue Bonds,          9/13 at 100.00         AAA $      450,545
              University Corporation for Atmospheric Research, Series
              2003, 5.000%, 9/01/23 - AMBAC Insured

       1,440 Colorado Educational and Cultural Facilities Authority,       5/14 at 100.00         AAA      1,562,515
              Charter School Revenue Bonds, Academy of Charter Schools -
              Adams County School District 12, Series 2004, 5.250%,
              5/01/17 - XLCA Insured

       1,130 Colorado Educational and Cultural Facilities Authority,       2/14 at 100.00         AAA      1,228,073
              Charter School Revenue Bonds, Aurora Academy, Series 2004,
              5.375%, 2/15/19 - XLCA Insured

       1,000 Colorado Educational and Cultural Facilities Authority,       8/15 at 100.00         AAA      1,108,380
              Charter School Revenue Bonds, Ridgeview Classical Schools,
              Series 2005A, 5.500%, 8/15/25 - XLCA Insured

       1,355 Colorado Educational and Cultural Facilities Authority,       6/14 at 100.00         AAA      1,455,148
              Charter School Revenue Bonds, University of Northern
              Colorado Lab School, Series 2004, 5.250%, 6/01/24 - XLCA
              Insured

         500 Colorado Educational and Cultural Facilities Authority,      12/10 at 100.00          AA        539,490
              School Revenue Bonds, Ave Maria School, Series 2000,
              6.125%, 12/01/25 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
       5,855 Total Education and Civic Organizations                                                       6,344,151
--------------------------------------------------------------------------------------------------------------------
             Health Care - 13.6%

         500 Aspen Valley Hospital District, Pitkin County, Colorado,      4/10 at 100.00         N/R        532,255
              Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,000 Colorado Health Facilities Authority, Revenue Bonds,          9/14 at 100.00          A3      1,020,410
              Parkview Medical Center, Series 2004, 5.000%, 9/01/25

         560 Colorado Health Facilities Authority, Revenue Bonds, Poudre   3/15 at 100.00        BBB+        573,832
              Valley Health Care, Series 2005F, 5.000%, 3/01/25

         500 Colorado Health Facilities Authority, Revenue Bonds,          9/09 at 101.00         N/R        523,560
              Steamboat Springs Healthcare Association, Series 1999,
              5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/12 at 100.00         BBB        529,390
              Valley Medical Center, Series 2001, 5.800%, 1/15/27

         885 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00          A-        962,623
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30

         560 Denver Health and Hospitals Authority, Colorado, Revenue     12/14 at 100.00         BBB        621,779
              Bonds, Series 2004A, 6.250%, 12/01/33

         500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00        BBB-        560,515
              Memorial Hospital, Series 2003, 6.375%, 12/01/23

         500 University of Colorado Hospital Authority, Revenue Bonds,     5/16 at 100.00        Baa1        508,350
              Series 2006A, 5.000%, 11/15/37
--------------------------------------------------------------------------------------------------------------------
       5,505 Total Health Care                                                                             5,832,714
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.0%

       1,300 Englewood, Colorado, Multifamily Housing Revenue Refunding   12/06 at 102.00          A-      1,330,693
              Bonds, Marks Apartments Project, Series 1996, 6.650%,
              12/01/26
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.9%

         135 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00         Aa2        137,846
              Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

         180 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00         Aa2        185,420
              Senior Bonds, Series 2000A-2, 7.450%, 10/01/16
              (Alternative Minimum Tax)

          85 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00          AA         85,349
              Senior Bonds, Series 2000C-3, 7.150%, 10/01/30
--------------------------------------------------------------------------------------------------------------------
         400 Total Housing/Single Family                                                                     408,615
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.7%

         500 Colorado Health Facilities Authority, First Mortgage          1/07 at 101.00         AAA        508,310
              Revenue Refunding Bonds, Christian Living Campus - Johnson
              Center Nursing Facility, Series 1997A, 7.050%, 1/01/19

       1,000 Colorado Health Facilities Authority, Revenue Bonds,         12/12 at 100.00          AA      1,060,870
              Covenant Retirement Communities Inc., Series 2002A,
              5.500%, 12/01/33 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
       1,500 Total Long-Term Care                                                                          1,569,180
--------------------------------------------------------------------------------------------------------------------

----
5

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                 Optional Call
Amount (000)  Description                                                   Provisions (1) Ratings (2)              Value
-------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General - 17.4%

  $    2,000  Arapahoe County School District 6, Littleton, Colorado,      12/12 at 100.00         AAA     $    2,156,980
               General Obligation Bonds, Series 2002, 5.250%, 12/01/21 -
               FGIC Insured

       2,150  Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00         Aaa          2,427,630
               Counties, Colorado, General Obligation Bonds, Series 2004,
               5.750%, 12/15/23 - FGIC Insured

       1,085  El Paso County School District 20, Academy, Colorado,        12/13 at 100.00         Aaa          1,190,549
               General Obligation Bonds, Series 2003, 5.500%, 12/15/23 -
               FGIC Insured

         500  El Paso County School District 38, Lewis Palmer, Colorado,      No Opt. Call         Aa3            598,555
               General Obligation Refunding Bonds, Series 2001, 6.000%,
               12/01/21

       1,000  Fremont County School District Re-1, Cannon City, Colorado,  12/13 at 100.00         Aaa          1,053,650
               General Obligation Bonds, Series 2003, 5.000%, 12/01/24 -
               MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
       6,735  Total Tax Obligation/General                                                                      7,427,364
-------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited - 18.5%

         500  Bowles Metropolitan District, Colorado, General Obligation   12/13 at 100.00         AAA            545,120
               Bonds, Series 2003, 5.500%, 12/01/28 - FSA Insured

       1,000  Commerce City, Colorado, Sales Tax and Use Revenue Bonds,     8/16 at 100.00         AAA          1,074,810
               Series 2006, 5.000%, 8/01/21 - AMBAC Insured

       2,000  Denver Convention Center Hotel Authority, Colorado, Senior   11/16 at 100.00         AAA          2,142,800
               Revenue Bonds, Convention Center Hotel, Series 2006,
               5.125%, 12/01/25 - XLCA Insured

       1,000  Larimer County, Colorado, Sales and Use Tax Revenue Bonds,   12/12 at 100.00         AAA          1,094,530
               Fairgrounds and Events Center, Series 2002, 5.500%,
               12/15/18 - MBIA Insured

       1,460  Tower Metropolitan District, Adams County, Colorado,         12/15 at 100.00          AA          1,507,377
               General Obligation Bonds, Series 2005, 5.000%, 12/01/35 -
               RAAI Insured

       1,480  Vista Ridge Metropolitan District, Colorado, Limited Ta      12/16 at 100.00          AA          1,540,739
               General Obligation Bonds, Series 2006A, 5.000%, 12/01/26 -
               RAAI Insured
-------------------------------------------------------------------------------------------------------------------------
       7,440  Total Tax Obligation/Limited                                                                      7,905,376
-------------------------------------------------------------------------------------------------------------------------
              Transportation - 4.0%

         465  Eagle County Air Terminal Corporation, Colorado, Airport      5/11 at 101.00         N/R            498,950
               Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21
               (Alternative Minimum Tax)

         100  Eagle County Air Terminal Corporation, Colorado, Airport      5/16 at 100.00         N/R            101,088
               Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20
               (Alternative Minimum Tax)

       1,000  Northwest Parkway Public Highway Authority, Colorado,         6/11 at 102.00         AAA          1,094,170
               Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 -
               AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
       1,565  Total Transportation                                                                              1,694,208
-------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed - 17.9% (3)

       3,800  Arapahoe County, Colorado, Single Family Mortgage Revenue       No Opt. Call         AAA          3,270,090
               Bonds, Series 1984A, 0.000%, 9/01/10 (ETM)

         600  Colorado Educational and Cultural Facilities Authority,      12/10 at 101.00         BBB (3)        655,506
               Charter School Revenue Bonds, Academy Charter School -
               Douglas County School District Re. 1, Series 2000, 6.875%,
               12/15/20 (Pre-refunded 12/15/10)

         600  Colorado Educational and Cultural Facilities Authority,       9/11 at 100.00         Ba1 (3)        687,150
               Charter School Revenue Bonds, Bromley East Charter School,
               Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)

         500  Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00          A+ (3)        569,580
               PorterCare Adventist Health System, Series 2001, 6.500%,
               11/15/23 (Pre-refunded 11/15/11)

         600  Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00          A- (3)        667,620
               Memorial Hospital of Colorado Springs, Series 2000,
               6.375%, 12/15/30 (Pre-refunded 12/15/10)

         900  Colorado Springs, Colorado, Utility System Revenue Bonds,       No Opt. Call         AAA          1,085,472
               Series 1978B, 6.600%, 11/15/18 (ETM)

       1,000  E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 79.90         AAA            687,560
               Bonds, Series 2000B, 0.000%, 9/01/14 (Pre-refunded
               9/01/10) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
       8,000  Total U.S. Guaranteed                                                                             7,622,978
-------------------------------------------------------------------------------------------------------------------------

----
6

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Utilities - 5.0%

  $    1,000 Arkansas River Power Authority, Colorado, Power Revenue      10/16 at 100.00         AAA $    1,074,060
              Bonds, Series 2006, 5.250%, 10/01/32 - XLCA Insured

       1,000 Platte River Power Authority, Colorado, Power Revenue         6/12 at 100.00          AA      1,079,270
              Refunding Bonds, Series 2002EE, 5.375%, 6/01/17
--------------------------------------------------------------------------------------------------------------------
       2,000 Total Utilities                                                                               2,153,330
--------------------------------------------------------------------------------------------------------------------
  $   40,300 Total Investments (cost $39,927,887) - 98.8%                                                 42,288,609
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                            505,199
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   42,793,808
             ------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $39,923,857.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $2,380,919
       Depreciation                                               (16,167)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $2,364,752
     ---------------------------------------------------------------------

----
7

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.2%

 $     1,785 FSU Financial Assistance Inc., Florida, Subordinate Lien     10/13 at 100.00         AAA $     1,900,793
              General Revenue Bonds, Educational and Athletic Facilities
              Improvements, Series 2003A, 5.000%, 10/01/19 - AMBAC
              Insured

             Miami-Dade County Educational Facilities Authority,
             Florida, Revenue Bonds, University of Miami, Series 2004A:
       3,550  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00         AAA       3,764,633
       1,000  5.000%, 4/01/25 - AMBAC Insured                              4/14 at 100.00         AAA       1,053,120

       2,515 University of Central Florida, Certificates of               10/14 at 100.00         AAA       2,666,780
              Participation, Athletic Association, Series 2004A,
              5.125%, 10/01/23 - FGIC Insured

       4,750 Volusia County Educational Facilities Authority, Florida,    10/15 at 100.00          AA       4,952,920
              Revenue Bonds, Embry-Riddle Aeronautical University,
              Series 2005, 5.000%, 10/15/25 - RAAI Insured

       1,000 Volusia County Educational Facilities Authority, Florida,     6/15 at 100.00         Aaa       1,082,990
              Revenue Bonds, Stetson University Inc., Series 2005,
              5.000%, 6/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      14,600 Total Education and Civic Organizations                                                       15,421,236
---------------------------------------------------------------------------------------------------------------------
             Health Care - 15.1%

       1,000 Brevard County Health Facilities Authority, Florida,          4/16 at 100.00           A       1,023,900
              Revenue Bonds, Health First Inc. Project, Series 2005,
              5.000%, 4/01/34

       3,500 Halifax Hospital Medical Center, Florida, Revenue Bonds,      6/16 at 100.00         N/R       3,678,290
              Series 2006, 5.250%, 6/01/26

       1,000 Highlands County Health Facilities Authority, Florida,       11/15 at 100.00          A+       1,026,280
              Hospital Revenue Bonds, Adventist Health System, Series
              2005C, 5.000%, 11/15/31

             Hillsborough County Industrial Development Authority,
             Florida, Hospital Revenue Bonds, Tampa General Hospital,
             Series 2003B:
       1,000  5.250%, 10/01/28                                            10/13 at 100.00          A3       1,047,180
       2,580  5.250%, 10/01/34                                            10/13 at 100.00          A3       2,700,615

       3,335 Jacksonville Economic Development Commission, Florida,        5/16 at 100.00          AA       3,468,734
              Health Care Facilities Revenue Bonds, Mayo Clinic, Series
              2006, 5.000%, 11/15/36

       8,500 Jacksonville Economic Development Commission, Florida,       11/11 at 101.00          AA       9,142,939
              Healthcare Facilities Revenue Bonds, Mayo Clinic, Series
              2001A, 5.500%, 11/15/36

       1,750 Lakeland, Florida, Hospital System Revenue Refunding Bonds,  11/06 at 102.00         AAA       1,789,585
              Lakeland Regional Medical Center, Series 1996A, 5.250%,
              11/15/25 - MBIA Insured

       1,635 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/13 at 100.00        BBB+       1,683,985
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/17

         455 North Broward Hospital District, Florida, Revenue and         1/11 at 101.00          A-         485,440
              Improvement Bonds, Series 2001, 6.000%, 1/15/31

       3,250 Orange County Health Facilities Authority, Florida,          11/12 at 100.00          A+       3,609,450
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 2002, 6.250%, 11/15/24

             Orange County Health Facilities Authority, Florida, Revenue
             Bonds, Nemours Foundation, Series 2005:
       1,305  5.000%, 1/01/21                                              1/15 at 100.00         AAA       1,388,546
       1,210  5.000%, 1/01/22                                              1/15 at 100.00         AAA       1,283,955

       5,000 Palm Beach County Health Facilities Authority, Florida,      12/11 at 101.00           A       5,235,150
              Hospital Revenue Refunding Bonds, BRCH Corporation
              Obligated Group, Series 2001, 5.625%, 12/01/31

       5,000 South Broward Hospital District, Florida, Hospital Revenue    5/12 at 101.00         AA-       5,344,300
              Bonds, Series 2002, 5.625%, 5/01/32

       2,040 Tallahassee, Florida, Health Facilities Revenue Bonds,       12/10 at 100.00        Baa2       2,185,880
              Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%,
              12/01/30
---------------------------------------------------------------------------------------------------------------------
      42,560 Total Health Care                                                                             45,094,229
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.0%

       3,500 Florida Housing Finance Agency, FNMA Collateralized Housing  10/06 at 102.00         AAA       3,572,905
              Revenue Bonds, Villas of Capri, Series 1996H, 6.100%,
              4/01/17 (Alternative Minimum Tax)

          50 Florida Housing Finance Agency, General Mortgage Revenue     12/06 at 100.00          AA          51,069
              Refunding Bonds, Series 1992A, 6.400%, 6/01/24

----
8

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

 $     1,355 Florida Housing Finance Agency, GNMA Collateralized          12/06 at 100.00         AAA $     1,398,184
              Multifamily Housing Revenue Bonds, Driftwood Terrace
              Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative
              Minimum Tax)

       1,115 Florida Housing Finance Agency, Housing Revenue Bonds,        2/07 at 100.00         AAA       1,123,218
              Brittany of Rosemont Apartments Phase II, Series 1995C-1,
              6.875%, 8/01/26 - AMBAC Insured (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00         AAA       1,020,840
              Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 -
              AMBAC Insured (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00         AAA       1,020,850
              Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 -
              AMBAC Insured (Alternative Minimum Tax)

             Florida Housing Finance Agency, Housing Revenue Refunding
             Bonds, Vineyards Project, Series 1995H:
       1,260  6.400%, 11/01/15                                            11/06 at 101.00         BBB       1,287,985
       1,660  6.500%, 11/01/25                                            11/06 at 101.00         BBB       1,696,852

         740 Palm Beach County Housing Finance Authority, Florida,         6/08 at 102.00         N/R         751,011
              Multifamily Housing Revenue Bonds, Affordable Housing
              Guarantee Program, Windsor Park Apartments, Series 1998A,
              5.900%, 6/01/38 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      11,680 Total Housing/Multifamily                                                                     11,922,914
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.5%

         205 Clay County Housing Finance Authority, Florida,               9/06 at 101.00         Aaa         209,477
              Multi-County Single Family Mortgage Revenue Bonds, Series
              1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

         150 Leon County Housing Finance Authority, Florida, Single          No Opt. Call          AA         154,943
              Family Mortgage Revenue Bonds, Multi-County Program,
              Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

       1,500 Orange County Housing Finance Authority, Florida, Homeowner    9/08 at 27.73         Aaa         368,160
              Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31

         580 Orange County Housing Finance Authority, Florida, Homeowner   3/11 at 101.00         Aaa         584,478
              Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       2,435 Total Housing/Single Family                                                                    1,317,058
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.3%

      10,000 Atlantic Beach, Florida, Healthcare Facilities Revenue       10/09 at 101.00           A      10,515,599
              Refunding Bonds, Fleet Landing Project, Series 1999,
              6.000%, 10/01/29 - ACA Insured

       4,500 Palm Beach County Health Facilities Authority, Florida,      11/06 at 102.00        BBB+       4,600,845
              Retirement Community Revenue Bonds, Adult Communities
              Total Services Inc. Obligated Group, Series 1996, 5.625%,
              11/15/20

         766 Sarasota County Health Facility Authority, Florida, Health   11/06 at 102.00         N/R         779,305
              Facilities Revenue Bonds, Sunnyside Properties, Series
              1995, 6.000%, 5/15/10

             St. John's County Industrial Development Authority,
             Florida, First Mortgage Revenue Bonds, Presbyterian
             Retirement Communities, Series 2004A:
       1,130  5.850%, 8/01/24                                              8/14 at 101.00         N/R       1,225,892
       1,565  5.625%, 8/01/34                                              8/14 at 101.00         N/R       1,629,916
---------------------------------------------------------------------------------------------------------------------
      17,961 Total Long-Term Care                                                                          18,751,557
---------------------------------------------------------------------------------------------------------------------
             Materials - 3.6%

       4,350 Escambia County, Florida, Pollution Control Revenue Bonds,    9/06 at 102.00        Baa3       4,446,831
              Champion International Corporation, Series 1996, 6.400%,
              9/01/30 (Alternative Minimum Tax)

       4,600 Hillsborough County Industrial Development Authority,         4/10 at 101.00         N/R       5,067,866
              Florida, Exempt Facilities Remarketed Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series
              2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)

       1,390 Nassau County, Florida, Pollution Control Revenue Refunding   1/07 at 100.00        BBB-       1,390,334
              Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15
---------------------------------------------------------------------------------------------------------------------
      10,340 Total Materials                                                                               10,905,031
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 6.0%

       3,745 Broward County, Florida, General Obligation Bonds, Series     1/14 at 100.00         AA+       3,964,906
              2004, 5.000%, 1/01/21

----
9

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     5,465 Florida Department of Transportation, Full Faith and Credit   7/12 at 101.00         AAA $     5,930,181
              Right-of-Way Acquisition and Bridge Construction Bonds,
              Series 2002, 5.250%, 7/01/20

       2,165 Florida State Board of Education, Full Faith and Credit         No Opt. Call         AAA       2,654,182
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

       5,180 Florida State Board of Education, Full Faith and Credit       6/12 at 101.00         AAA       5,487,537
              Public Education Capital Outlay Bonds, Series 2002B,
              5.000%, 6/01/21 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      16,555 Total Tax Obligation/General                                                                  18,036,806
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.8%

             Broward County School Board, Florida, Certificates of
             Participation, Series 2004C:
       3,410  5.250%, 7/01/17 - FSA Insured                                7/14 at 100.00         AAA       3,713,183
       3,330  5.250%, 7/01/19 - FSA Insured                                7/14 at 100.00         AAA       3,607,389

       1,500 Collier County, Florida, Capital Improvement Revenue Bonds,  10/14 at 100.00         AAA       1,586,220
              Series 2005, 5.000%, 10/01/23 - MBIA Insured

       2,500 Escambia County School Board, Florida, Certificates of        2/15 at 100.00         AAA       2,643,200
              Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

       2,500 Flagler County School Board, Florida, Certificates of         8/15 at 100.00         AAA       2,610,500
              Participation, Master Lease Revenue Program, Series 2005A,
              5.000%, 8/01/30 - FSA Insured

       2,145 Florida State Department of Management Services,              8/15 at 101.00         AAA       2,276,682
              Certificates of Participation, Series 2006A,
              5.000%, 8/01/23 - MBIA Insured

       5,000 Hernando County, Florida, Revenue Bonds, Criminal Justice       No Opt. Call         AAA       6,515,050
              Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
              FGIC Insured

       1,000 Hillsborough County School Board, Florida, Certificates of    7/14 at 100.00         AAA       1,070,100
              Participation, Series 2004B, 5.000%, 7/01/17 - MBIA Insured

       2,595 Indian River County School Board, Florida, Certificates of    7/15 at 100.00         AAA       2,749,688
              Participation, Series 2005, 5.000%, 7/01/22 - MBIA Insured

       4,120 Jacksonville, Florida, Better Jacksonville Sales Tax         10/13 at 100.00         AAA       4,467,852
              Revenue Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

       3,000 Jacksonville, Florida, Excise Taxes Revenue Refunding        10/13 at 100.00         AAA       3,218,700
              Bonds, Series 2003C, 5.250%, 10/01/17 - MBIA Insured
              (Alternative Minimum Tax)

             Lake County School District, Florida, Sales Tax Revenue
             Bonds, Series 2004:
         975  5.000%, 10/01/15 - AMBAC Insured                            10/14 at 100.00         AAA       1,056,101
       1,710  5.000%, 10/01/16 - AMBAC Insured                            10/14 at 100.00         AAA       1,843,585
       1,860  5.000%, 10/01/17 - AMBAC Insured                            10/14 at 100.00         AAA       2,000,225

       1,000 Lee County, Florida, Local Option Gas Tax Revenue Bonds,     10/14 at 100.00         Aaa       1,063,130
              Series 2004, 5.000%, 10/01/20 - FGIC Insured

       2,015 Manatee County, Florida, Revenue Bonds, Series 2004,         10/14 at 100.00         AAA       2,143,638
              5.000%, 10/01/21 - FGIC Insured

       3,760 Miami-Dade County Industrial Development Authority,          10/10 at 102.00         AAA       4,016,846
              Florida, Revenue Bonds, BAC Funding Corporation, Series
              2000A, 5.375%, 10/01/30 - AMBAC Insured

             Miami-Dade County, Florida, Beacon Tradeport Community
             Development District, Special Assessment Bonds, Commercial
             Project, Series 2002A:
       1,975  5.500%, 5/01/22 - RAAI Insured                               5/12 at 102.00          AA       2,138,017
         850  5.625%, 5/01/32 - RAAI Insured                               5/12 at 102.00          AA         921,562

       5,550 Okaloosa County, Florida, Fourth Cent Tourist Development    10/10 at 101.00         AAA       5,976,074
              Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC
              Insured

       4,000 Orange County, Florida, Sales Tax Revenue Bonds, Series       1/13 at 100.00         AAA       4,249,360
              2002A, 5.125%, 1/01/23 - FGIC Insured

       2,050 St. John's County, Florida, Sales Tax Revenue Bonds, Series  10/14 at 100.00         AAA       2,159,204
              2004A, 5.000%, 10/01/25 - AMBAC Insured

             Volusia County, Florida, Tax Revenue Bonds, Tourist
             Development, Series 2004:
       2,925  5.000%, 12/01/25 - FSA Insured                              12/14 at 100.00         Aaa       3,087,601
       3,065  5.000%, 12/01/26 - FSA Insured                              12/14 at 100.00         Aaa       3,228,824
---------------------------------------------------------------------------------------------------------------------
      62,835 Total Tax Obligation/Limited                                                                  68,342,731
---------------------------------------------------------------------------------------------------------------------

----
10

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 13.4%

 $     6,000 Broward County, Florida, Airport System Revenue Bonds,       10/11 at 101.00         AAA     $     6,271,020
              Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
              (Alternative Minimum Tax)

       3,220 Broward County, Florida, Airport System Revenue Bonds,       10/14 at 100.00         AAA           3,393,783
              Series 2004L, 5.000%, 10/01/22 - AMBAC Insured

       4,000 Greater Orlando Aviation Authority, Florida, Airport         10/12 at 100.00         AAA           4,167,240
              Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 -
              FSA Insured (Alternative Minimum Tax)

       3,370 Hillsborough County Aviation Authority, Florida, Revenue     10/13 at 100.00         AAA           3,598,553
              Bonds, Tampa International Airport, Series 2003B, 5.250%,
              10/01/18 - MBIA Insured (Alternative Minimum Tax)

      10,065 Lee County, Florida, Airport Revenue Bonds, Series 2000A,    10/10 at 101.00         AAA          10,774,377
              5.750%, 10/01/22 - FSA Insured (Alternative Minimum Tax)

       7,165 Miami-Dade County Expressway Authority, Florida, Toll         7/14 at 100.00         AAA           7,600,344
              System Revenue Bonds, Series 2004B, 5.000%, 7/01/21 - FGIC
              Insured

       4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami    10/12 at 100.00         AAA           4,350,880
              International Airport, Series 2002, 5.750%, 10/01/20 -
              FGIC Insured (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
      37,820 Total Transportation                                                                              40,156,197
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 8.5% (3)

       2,220 Dade County Health Facilities Authority, Florida, Hospital      No Opt. Call         AAA           2,505,226
              Revenue Bonds, Baptist Hospital of Miami, Series 1991A,
              5.750%, 5/01/21 - MBIA Insured (ETM)

         335 Florida State Board of Education, Full Faith and Credit         No Opt. Call         AAA             450,374
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14 (ETM)

             Florida, Full Faith and Credit General Obligation Bonds,
             Broward County Expressway Authority, Series 1984:
       3,165  9.875%, 7/01/09 (ETM)                                          No Opt. Call         AAA           3,515,397
       1,000  10.000%, 7/01/14 (ETM)                                         No Opt. Call         AAA           1,318,530

       3,550 Highlands County Health Facilities Authority, Florida,       11/11 at 101.00          A+ (3)       3,962,510
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 2001A, 6.000%, 11/15/31
              (Pre-refunded 11/15/11)

       4,545 North Broward Hospital District, Florida, Revenue and         1/11 at 101.00          A- (3)       5,012,181
              Improvement Bonds, Series 2001, 6.000%, 1/15/31
              (Pre-refunded 1/15/11)

       1,750 Northern Palm Beach County Improvement District, Florida,     8/09 at 101.00         N/R (3)       1,877,593
              Revenue Bonds, Water Control and Improvement Development
              Unit 9B, Series 1999, 6.000%, 8/01/29 (Pre-refunded
              8/01/09)

         145 Orange County, Florida, Sales Tax Revenue Bonds, Series      11/06 at 100.00         AAA             172,665
              1989, 6.125%, 1/01/19 - FGIC Insured (ETM)

       1,000 Orlando Utilities Commission, Florida, Subordinate Lien         No Opt. Call         Aa1 (3)       1,200,540
              Water and Electric Revenue Bonds, Series 1989D, 6.750%,
              10/01/17 (ETM)

       5,000 Pinellas County Health Facilities Authority, Florida,         5/13 at 100.00         Aa3 (3)       5,565,800
              Revenue Bonds, Baycare Health System, Series 2003, 5.750%,
              11/15/27 (Pre-refunded 5/15/13)
-------------------------------------------------------------------------------------------------------------------------
      22,710 Total U.S. Guaranteed                                                                             25,580,816
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 10.5%

       1,500 Florida Municipal Power Agency, Revenue Refunding Bonds,     10/12 at 100.00         Aaa           1,643,430
              Stanton Project, Series 2002, 5.500%, 10/01/15 - FSA
              Insured

       4,350 Hillsborough County Industrial Development Authority,        10/12 at 100.00        Baa2           4,497,422
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

      10,020 JEA St. John's River Power Park System, Florida, Revenue     10/11 at 100.00         Aa2          10,499,957
              Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18

       1,670 Leesburg, Florida, Electric System Revenue Bonds, Series     10/14 at 100.00         AAA           1,771,887
              2004, 5.000%, 10/01/22 - FGIC Insured

       2,305 Leesburg, Florida, Utilities Revenue Bonds, Series 2004,     10/14 at 100.00         AAA           2,445,628
              5.000%, 10/01/22 - FGIC Insured

       8,000 Palm Beach County Solid Waste Authority, Florida, Revenue       No Opt. Call         AAA           5,545,680
              Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured

         650 Reedy Creek Improvement District, Florida, Utility Revenue   10/15 at 100.00         AAA             689,163
              Bonds, Series 2005-1, 5.000%, 10/01/25 - AMBAC Insured

----
11

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Utilities (continued)

 $     1,000   Tallahassee, Florida, Consolidated Utility System Revenue    10/15 at 100.00         AAA $     1,061,800
                Bonds, Series 2005, 5.000%, 10/01/25 - AMBAC Insured

       3,070   Tallahassee, Florida, Energy System Revenue Bonds, Series    10/15 at 100.00         AAA       3,226,539
                2005, 5.000%, 10/01/29 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
      32,565   Total Utilities                                                                               31,381,506
-----------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 2.8%

               Manatee County, Florida, Public Utilities Revenue Refunding
               and Improvement Bonds, Series 1991C:
       1,850    0.000%, 10/01/08 - MBIA Insured                                No Opt. Call         AAA       1,714,654
       2,800    0.000%, 10/01/09 - MBIA Insured                                No Opt. Call         AAA       2,499,196

       2,700   Palm Coast, Florida, Water Utility System Revenue Bonds,     10/13 at 100.00         AAA       2,806,731
                Series 2003, 5.000%, 10/01/33 - MBIA Insured

       1,395   Sarasota County, Florida, Utility System Revenue Bonds,         No Opt. Call         AAA       1,497,254
                Series 2005A, 5.000%, 10/01/12 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
       8,745   Total Water and Sewer                                                                          8,517,835
-----------------------------------------------------------------------------------------------------------------------
 $   280,806   Total Investments (cost $280,782,270) - 98.7%                                                295,427,916
-----------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 1.3%                                                           3,890,388
               -------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   299,318,304
               -------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $280,756,526.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $14,712,709
       Depreciation                                                (41,319)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $14,671,390
     ----------------------------------------------------------------------

----
12

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Consumer Discretionary - 1.5%

 $     1,700   Baltimore, Maryland, Senior Lien Convention Center Hotel      9/16 at 100.00         AAA $     1,827,993
                Revenue Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured
--------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 1.4%

       1,540   Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB       1,581,303
                Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

         125   Tobacco Settlement Financing Corporation, Virgin Islands,     5/11 at 100.00        Baa3         125,406
                Tobacco Settlement Asset-Backed Bonds, Series 2001,
                5.000%, 5/15/31
--------------------------------------------------------------------------------------------------------------------------
       1,665   Total Consumer Staples                                                                         1,706,709
--------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 12.4%

         625   Frederick County, Maryland, Educational Facilities Revenue    9/16 at 100.00        BBB-         657,456
                Bonds, Mount Saint Mary's College, Series 2006, 5.625%,
                9/01/38

               Frederick County, Maryland, Educational Facilities Revenue
               Bonds, Mount St. Mary's College, Series 2001A:
         100    5.750%, 9/01/25                                              3/10 at 101.00        BBB-         104,235
         100    5.800%, 9/01/30                                              3/10 at 101.00        BBB-         104,165

         645   Hartford County, Maryland, Economic Development Revenue       4/14 at 100.00          A+         679,153
                Bonds, Battelle Memorial Institute, Series 2004, 5.250%,
                4/01/34

               Maryland Economic Development Corporation, Utility
               Infrastructure Revenue Bonds, University of Maryland -
               College Park, Series 2001:
       1,000    5.375%, 7/01/15 - AMBAC Insured                              7/11 at 100.00         AAA       1,073,000
         740    5.375%, 7/01/16 - AMBAC Insured                              7/11 at 100.00         AAA         794,020

         500   Maryland Health and Higher Educational Facilities             7/08 at 102.00        BBB-         518,000
                Authority, Educational Facilities Leasehold Mortgage
                Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31

               Maryland Health and Higher Educational Facilities
               Authority, Mortgage Revenue Bonds, Green Acres School,
               Series 1998:
         665    5.300%, 7/01/18                                              1/07 at 102.00        BBB-         674,849
       1,000    5.300%, 7/01/28                                              1/07 at 102.00        BBB-       1,007,630

               Maryland Health and Higher Educational Facilities
               Authority, Revenue Bonds, Bullis School, Series 2000:
         250    5.250%, 7/01/25 - FSA Insured                                1/11 at 101.00         AAA         264,823
         500    5.250%, 7/01/30 - FSA Insured                                1/11 at 101.00         AAA         529,645

         625   Maryland Health and Higher Educational Facilities             7/14 at 100.00          A-         647,375
                Authority, Revenue Bonds, Goucher College, Series 2004,
                5.125%, 7/01/34

         625   Maryland Health and Higher Educational Facilities             6/11 at 100.00        Baa1         649,381
                Authority, Revenue Bonds, Maryland Institute College of
                Art, Series 2001, 5.500%, 6/01/32

       1,000   Maryland Health and Higher Educational Facilities             7/08 at 102.00          AA       1,043,230
                Authority, Revenue Refunding Bonds, Johns Hopkins
                University, Series 1998, 5.125%, 7/01/20

         815   Montgomery County Revenue Authority, Maryland, Lease          5/15 at 100.00          A1         866,475
                Revenue Bonds, Montgomery College Arts Center Project,
                Series 2005A, 5.000%, 5/01/20

         550   Morgan State University, Maryland, Student Tuition and Fee    7/13 at 100.00         AAA         585,921
                Revenue Bonds, Academic Fees and Auxiliary Facilities,
                Series 2003A, 5.000%, 7/01/20 - FGIC Insured

       1,500   Morgan State University, Maryland, Student Tuition and Fee      No Opt. Call         AAA       1,815,135
                Revenue Refunding Bonds, Academic Fees and Auxiliary
                Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

               University of Maryland, Auxiliary Facility and Tuition
               Revenue Bonds, Series 2003A:
       1,000    5.000%, 4/01/15                                              4/13 at 100.00          AA       1,070,060
         500    5.000%, 4/01/19                                              4/13 at 100.00          AA         532,095

       1,100   University of Maryland, Auxiliary Facility and Tuition       10/16 at 100.00          AA       1,184,348
                Revenue Bonds, Series 2006A, 5.000%, 10/01/22

         750   University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00         AAA         805,418
                Series 2000O, 5.750%, 6/01/19 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
      14,590   Total Education and Civic Organizations                                                       15,606,414
--------------------------------------------------------------------------------------------------------------------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care - 12.8%

 $       820 Maryland Health and Higher Educational Facilities             7/14 at 100.00          A2 $       869,963
              Authority, Revenue Bonds, Calvert Memorial Hospital,
              Series 2004, 5.500%, 7/01/36

       1,500 Maryland Health and Higher Educational Facilities             7/12 at 100.00        Baa1       1,587,855
              Authority, Revenue Bonds, Carroll County General Hospital,
              Series 2002, 5.800%, 7/01/32

         965 Maryland Health and Higher Educational Facilities             7/14 at 100.00          AA         992,647
              Authority, Revenue Bonds, Civista Medical Center, Series
              2005, 5.000%, 7/01/37 - RAAI Insured

         800 Maryland Health and Higher Educational Facilities             7/12 at 100.00        Baa1         821,840
              Authority, Revenue Bonds, Frederick Memorial Hospital,
              Series 2002, 5.125%, 7/01/35

         750 Maryland Health and Higher Educational Facilities             7/11 at 100.00          A+         764,940
              Authority, Revenue Bonds, Greater Baltimore Medical
              Center, Series 2001, 5.000%, 7/01/34

       2,000 Maryland Health and Higher Educational Facilities             6/09 at 101.00          A+       2,092,000
              Authority, Revenue Bonds, Kaiser Permanente System, Series
              1998A, 5.375%, 7/01/15

       1,785 Maryland Health and Higher Educational Facilities             7/13 at 100.00        Baa2       1,862,737
              Authority, Revenue Bonds, Kennedy Krieger Institute,
              Series 2003, 5.500%, 7/01/33

         525 Maryland Health and Higher Educational Facilities             7/14 at 100.00           A         544,845
              Authority, Revenue Bonds, LifeBridge Health System, Series
              2004A, 5.125%, 7/01/34

         850 Maryland Health and Higher Educational Facilities             8/14 at 100.00        BBB+         899,836
              Authority, Revenue Bonds, MedStar Health, Series 2004,
              5.375%, 8/15/24

         800 Maryland Health and Higher Educational Facilities             7/12 at 100.00          A3         848,832
              Authority, Revenue Bonds, Union Hospital of Cecil County,
              Series 2002, 5.625%, 7/01/32

         645 Maryland Health and Higher Educational Facilities               No Opt. Call         AAA         842,138
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 1991B, 7.000%, 7/01/22 - FGIC Insured

         500 Maryland Health and Higher Educational Facilities             7/12 at 100.00          A+         545,430
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2002, 6.000%, 7/01/22

         500 Maryland Health and Higher Educational Facilities             7/13 at 100.00         AAA         525,975
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

       2,000 Prince George's County, Maryland, Revenue Bonds, Dimensions   1/07 at 100.00          B3       1,826,640
              Health Corporation, Series 1994, 5.375%, 7/01/14

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     1/07 at 100.00         AAA       1,008,840
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      15,440 Total Health Care                                                                             16,034,518
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.4%

         750 Baltimore County, Maryland, GNMA Collateralized Revenue      10/08 at 102.00         AAA         766,290
              Refunding Bonds, Cross Creek Apartments, Series 1998A,
              5.250%, 10/20/33

         500 Maryland Community Development Administration, Housing        1/09 at 101.00         Aa2         509,750
              Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Housing        1/10 at 100.00         Aa2       1,040,190
              Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Multifamily   10/08 at 101.50         Aaa       1,021,750
              Development Revenue Bonds, Auburn Manor, Series 1998A,
              5.300%, 10/01/28 (Alternative Minimum Tax)

         600 Maryland Economic Development Corporation, Student Housing    7/11 at 101.00           A         641,760
              Revenue Bonds, Sheppard Pratt University Village, Series
              2001, 5.875%, 7/01/21 - ACA Insured

         570 Maryland Economic Development Corporation, Student Housing    6/16 at 100.00         AAA         598,916
              Revenue Refunding Bonds, University of Maryland College
              Park Projects, Series 2006, 5.000%, 6/01/33 - CIFG Insured

       1,420 Montgomery County Housing Opportunities Commission,           7/08 at 101.00         Aaa       1,447,392
              Maryland, FNMA/FHA-Insured Multifamily Housing Development
              Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum
              Tax)

         200 Montgomery County Housing Opportunities Commission,           1/07 at 101.00         Aa2         202,246
              Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
              Bonds, Series 1995A, 6.000%, 7/01/20

----
14

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily (continued)

 $     1,000   Prince George's County Housing Authority, Maryland, GNMA      9/09 at 102.00         AAA $     1,048,650
                Collateralized Mortgage Revenue Bonds, University Landing
                Apartments, Series 1999, 6.100%, 3/20/41 (Alternative
                Minimum Tax)

         775   Prince George's County Housing Authority, Maryland, GNMA     11/06 at 100.00         AAA         775,542
                Collateralized Mortgage Revenue Refunding Bonds, Foxglenn
                Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative
                Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
       7,815   Total Housing/Multifamily                                                                      8,052,486
-----------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 4.1%

       1,200   Maryland Community Development Administration, Department     9/15 at 100.00         Aa2       1,221,948
                of Housing and Community Development, Residential Revenue
                Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum
                Tax)

       1,500   Maryland Community Development Administration, Department     3/16 at 100.00         Aa2       1,525,680
                of Housing and Community Development, Residential Revenue
                Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put
                9/13/24) (Alternative Minimum Tax)

         980   Maryland Community Development Administration, Department     9/16 at 100.00         Aa2         992,603
                of Housing and Community Development, Residential Revenue
                Bonds, Series 2006L, 4.900%, 9/01/31 (WI/DD, Settling
                9/14/06) (Alternative Minimum Tax)

       1,200   Maryland Community Development Administration, Residential    9/15 at 100.00         Aa2       1,210,056
                Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
                Minimum Tax)

           5   Prince George's County Housing Authority, Maryland,           8/10 at 100.00         AAA           5,170
                FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
                Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative
                Minimum Tax)

         250   Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00         AAA         251,912
                Securities Program Home Mortgage Revenue Bonds, Series
                2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
       5,135   Total Housing/Single Family                                                                    5,207,369
-----------------------------------------------------------------------------------------------------------------------
               Industrials - 0.4%

         500   Northeast Maryland Waste Disposal Authority, Baltimore,       1/09 at 101.00         BBB         507,200
                Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 1.4%

               Carroll County, Maryland, Revenue Refunding Bonds, EMA
               Obligated Group, Series 1999A:
         500    5.500%, 1/01/19 - RAAI Insured                               1/09 at 101.00          AA         521,365
         500    5.625%, 1/01/25 - RAAI Insured                               1/09 at 101.00          AA         523,085

         650   Maryland Economic Development Corporation, Health and         4/11 at 102.00         N/R         703,794
                Mental Hygiene Providers Revenue Bonds, Series 1996A,
                7.625%, 4/01/21
-----------------------------------------------------------------------------------------------------------------------
       1,650   Total Long-Term Care                                                                           1,748,244
-----------------------------------------------------------------------------------------------------------------------
               Materials - 1.2%

       1,500   Baltimore, Maryland, Port Facilities Revenue Bonds,          10/06 at 100.00           A       1,562,550
                Consolidation Coal Sales Company, Series 1984B, 6.500%,
                10/01/11
-----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 22.8%

               Anne Arundel County, Maryland, General Obligation Bonds,
               Series 2006:
         560    5.000%, 3/01/21                                              3/16 at 100.00         AA+         604,128
         435    5.000%, 3/01/21                                              3/16 at 100.00         AA+         469,278

         400   Anne Arundel County, Maryland, Water and Sewer Revenue        3/16 at 100.00         AA+         437,044
                Bonds, Series 2006, 5.000%, 3/01/17

       1,000   Baltimore County, Maryland, Metropolitan District Special     6/11 at 101.00         AAA       1,050,700
                Assessment Bonds, 67th Issue, 5.000%, 6/01/25

         750   Baltimore, Maryland, General Obligation Consolidated Public  10/14 at 100.00         AAA         800,205
                Improvement Bonds, Series 2004A, 5.000%, 10/15/22 - AMBAC
                Insured

         400   Carroll County, Maryland, Consolidated Public Improvement    12/15 at 100.00          AA         436,696
                Bonds, Series 2005A, 5.000%, 12/01/16

               Charles County, Maryland, Consolidated General Obligation
               Public Improvement Bonds, Series 2006:
       1,100    5.000%, 3/01/14                                                No Opt. Call          AA       1,195,766
         300    5.000%, 3/01/16                                                No Opt. Call          AA         329,235

         860   Frederick County, Maryland, General Obligation Public           No Opt. Call          AA         955,727
                Facilities Bonds, Series 2006, 5.000%, 11/01/20

----
15

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Frederick County, Maryland, Special Obligation Bonds,
             Villages of Lake Linganore Community Development Authority,
             Series 2001A:
 $       550  5.600%, 7/01/20 - RAAI Insured                               7/10 at 102.00          AA $       591,569
         210  5.700%, 7/01/29 - RAAI Insured                               7/10 at 102.00          AA         225,987

             Frederick, Maryland, General Obligation Bonds, Series 2005:
       1,500  5.000%, 8/01/16 - MBIA Insured                               8/15 at 100.00         AAA       1,633,470
       2,000  5.000%, 8/01/17 - MBIA Insured                               8/15 at 100.00         AAA       2,171,040

       1,525 Howard County, Maryland, Consolidated Public Improvement      2/14 at 100.00         AAA       1,637,591
              Bonds, Series 2004B, 5.000%, 8/15/18

       1,000 Maryland, General Obligation Bonds, Series 2005, 5.000%,      8/15 at 100.00         AAA       1,089,460
              8/01/17

       3,000 Maryland, General Obligation Bonds, State and Local             No Opt. Call         Aaa       4,168,798
              Facilities Loan, RITES PA-816-R, Series 2001, 8.852%,
              3/01/15 (IF)

       1,000 Maryland, General Obligation Bonds, State and Local             No Opt. Call         AAA       1,134,970
              Facilities Loan, Series 2002A, 5.500%, 8/01/15

       1,680 Montgomery County, Maryland, Consolidated General               No Opt. Call         AAA       1,842,540
              Obligation Public Improvement Bonds, Series 2005A, 5.000%,
              7/01/15

       1,000 Montgomery County, Maryland, Consolidated General            10/11 at 101.00         AAA       1,081,330
              Obligation Public Improvement Refunding Bonds, Series
              2001, 5.250%, 10/01/13

         300 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A         316,245
              2000A, 6.000%, 6/01/20 - ACA Insured

             Prince George's County, Maryland, General Obligation
             Consolidated Public Improvement Bonds, Series 2003A:
       1,000  5.000%, 10/01/17                                            10/13 at 100.00         AA+       1,069,710
       2,000  5.000%, 10/01/18                                            10/13 at 100.00         AA+       2,136,860

         500 Washington Suburban Sanitary District, Montgomery and         6/15 at 100.00         AAA         545,955
              Prince George's Counties, Maryland, Sewerage Disposal
              Bonds, Series 2005, 5.000%, 6/01/16

             Washington Suburban Sanitary District, Montgomery and
             Prince George's Counties, Maryland, Water Supply Bonds,
             Series 2005:
       1,230  5.000%, 6/01/16                                              6/15 at 100.00         AAA       1,343,049
       1,250  5.000%, 6/01/19                                              6/15 at 100.00         AAA       1,352,088
---------------------------------------------------------------------------------------------------------------------
      25,550 Total Tax Obligation/General                                                                  28,619,441
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 17.5%

         490 Anne Arundel County, Maryland, Tax Increment Financing          No Opt. Call         N/R         498,771
              Revenue Bonds, Parole Town Center Project, Series 2002,
              5.000%, 7/01/12

       1,000 Baltimore Board of School Commissioners, Maryland, Revenue    5/13 at 100.00         AA+       1,067,300
              Bonds, City Public School System, Series 2003A, 5.000%,
              5/01/17

       1,500 Baltimore, Maryland, Project Revenue Bonds, Series 2006,      7/16 at 100.00         AAA       1,587,705
              5.000%, 7/01/31 - AMBAC Insured

       1,000 Baltimore, Maryland, Revenue Refunding Bonds, Convention      9/08 at 102.00         AAA       1,041,810
              Center, Series 1998, 5.000%, 9/01/19 - MBIA Insured

         200 Baltimore, Maryland, Special Obligation Bonds, North Locust   9/15 at 101.00         N/R         207,714
              Point Project, Series 2005, 5.500%, 9/01/34

         450 Hyattsville, Maryland, Special Obligation Bonds, University   7/14 at 102.00         N/R         475,038
              Town Center Project, Series 2004, 5.750%, 7/01/34

       1,110 Maryland Community Development Administration,                6/10 at 101.00         Aaa       1,199,766
              Infrastructure Financing Bonds, Series 2000A,
              5.875%, 6/01/30 - MBIA Insured

         830 Maryland Department of Transportation, Certificates of       10/10 at 101.00         AA+         881,452
              Participation, Mass Transit Administration Project, Series
              2000, 5.500%, 10/15/18 (Alternative Minimum Tax)

       1,750 Maryland Department of Transportation, Consolidated             No Opt. Call          AA       1,982,418
              Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

       1,000 Maryland Department of Transportation, Consolidated             No Opt. Call          AA       1,080,550
              Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

         935 Maryland Economic Development Corporation, Lease Revenue      6/12 at 100.50         AA+       1,014,381
              Bonds, Department of Transportation Headquarters Building,
              Series 2002, 5.375%, 6/01/19

----
16

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

               Maryland Economic Development Corporation, Lease Revenue
               Bonds, Montgomery County Town Square Parking Garage, Series
               2002A:
 $       430    5.000%, 9/15/13                                              9/12 at 100.00         AA+     $       460,646
         650    5.000%, 9/15/16                                              9/12 at 100.00         AA+             694,005

       1,760   Maryland Stadium Authority, Lease Revenue Bonds, Convention  12/06 at 100.00         AAA           1,770,859
                Center Expansion, Series 1994, 5.875%, 12/15/12 - AMBAC
                Insured

       1,540   Maryland Stadium Authority, Lease Revenue Bonds, Montgomery   6/13 at 100.00         AA+           1,624,592
                County Conference Center Facilities, Series 2003, 5.000%,
                6/15/22

       1,470   Montgomery County, Maryland, Lease Revenue Bonds, Metrorail   6/12 at 100.00          AA           1,554,422
                Garage, Series 2002, 5.000%, 6/01/21

         500   Montgomery County, Maryland, Special Obligation Bonds, West   7/12 at 101.00          AA             531,170
                Germantown Development District, Senior Series 2002A,
                5.375%, 7/01/20 - RAAI Insured

         500   New Baltimore City Board of School Commissioners, Maryland,  11/10 at 100.00         AA+             527,295
                School System Revenue Bonds, Series 2000, 5.125%, 11/01/15

       1,000   Prince George's County, Maryland, Lease Revenue Bonds,        6/13 at 100.00         AAA           1,074,370
                Upper Marlboro Justice Center, Series 2003A, 5.000%,
                6/30/14 - MBIA Insured

       1,000   Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%,   8/12 at 100.00         AAA           1,073,960
                8/01/21 - FSA Insured

       1,500   Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB           1,641,990
                Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
---------------------------------------------------------------------------------------------------------------------------
      20,615   Total Tax Obligation/Limited                                                                      21,990,214
---------------------------------------------------------------------------------------------------------------------------
               Transportation - 0.7%

               Maryland Health and Higher Educational Facilities
               Authority, Parking Facilities Revenue Bonds, Johns Hopkins
               Medical Institution, Series 2004B:
         150    5.000%, 7/01/13 - AMBAC Insured                                No Opt. Call         AAA             161,718
         175    5.000%, 7/01/14 - AMBAC Insured                                No Opt. Call         AAA             189,658

         500   Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 102.00        CCC+             500,145
                Bonds, American Airlines Inc., Series 1996A, 6.250%,
                6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
         825   Total Transportation                                                                                 851,521
---------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 15.0% (3)

       1,250   Baltimore County, Maryland, Consolidated General Obligation   8/12 at 100.00         AAA           1,343,300
                Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                (Pre-refunded 8/01/12)

         815   Baltimore, Maryland, Revenue Refunding Bonds, Water             No Opt. Call         AAA             882,995
                Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured
                (ETM)

               Frederick County, Maryland, General Obligation Public
               Facilities Bonds, Series 2002:
       1,250    5.000%, 11/01/20 (Pre-refunded 11/01/12)                    11/12 at 101.00          AA (3)       1,354,388
       1,250    5.000%, 11/01/21 (Pre-refunded 11/01/12)                    11/12 at 101.00          AA (3)       1,354,388

       2,165   Gaithersburg, Maryland, Nursing Home Revenue Refunding          No Opt. Call         AAA           2,372,255
                Bonds, Shady Grove Adventist Nursing and Rehabilitation
                Center, Series 1992, 6.500%, 9/01/12 - FSA Insured (ETM)

       1,000   Howard County, Maryland, Consolidated Public Improvement      2/12 at 100.00         AAA           1,082,340
                Refunding Bonds, Series 2002A, 5.250%, 8/15/18
                (Pre-refunded 2/15/12)

       1,100   Howard County, Maryland, Consolidated Public Improvement      8/12 at 100.00         AAA           1,182,478
                Refunding Bonds, Series 2003A, 5.000%, 8/15/14
                (Pre-refunded 8/15/12)

         865   Maryland Economic Development Corporation, Health and         4/11 at 102.00         N/R (3)         981,481
                Mental Hygiene Providers Revenue Bonds, Series 1996A,
                7.625%, 4/01/21 (Pre-refunded 4/01/11)

               Maryland Economic Development Corporation, Student Housing
               Revenue Bonds, Collegiate Housing Foundation - College
               Park, Series 1999A:
       1,250    5.750%, 6/01/19 (Pre-refunded 6/01/09)                       6/09 at 102.00        Baa2 (3)       1,340,475
         250    5.750%, 6/01/24 (Pre-refunded 6/01/09)                       6/09 at 102.00        Baa2 (3)         268,095

       1,610   Maryland Health and Higher Educational Facilities               No Opt. Call         AAA           1,762,338
                Authority, Revenue Bonds, Helix Health, Series 1997,
                5.000%, 7/01/27 - AMBAC Insured (ETM)

         750   Maryland Health and Higher Educational Facilities             7/10 at 101.00          A3 (3)         840,810
                Authority, Revenue Bonds, University of Maryland Medical
                System, Series 2000, 6.750%, 7/01/30 (Pre-refunded 7/01/10)

----
17

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     1,150 Maryland Transportation Authority, Revenue Refunding Bonds,     No Opt. Call         AAA $     1,326,364
              Transportation Facilities Projects, First Series 1978,
              6.800%, 7/01/16 (ETM)

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
         750  5.500%, 10/01/20                                            10/10 at 101.00         AAA         809,385
       1,175  5.500%, 10/01/40                                            10/10 at 101.00         AAA       1,258,778

         660 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA         691,119
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded 7/01/10)
---------------------------------------------------------------------------------------------------------------------
      17,290 Total U.S. Guaranteed                                                                         18,850,989
---------------------------------------------------------------------------------------------------------------------
             Utilities - 0.8%

       1,000 Maryland Energy Financing Administration, Revenue Bonds,      9/07 at 100.00         N/R       1,010,970
              AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 0.1%

         100 Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00          A-         102,493
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
 $   115,375 Total Long-Term Investments (cost $119,241,895) - 98.5%                                      123,679,111
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.4%

         500 Puerto Rico Government Development Bank, Adjustable                                 A-1+         500,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.290%, 12/01/15 - MBIA Insured (4)
---------------------------------------------------------------------------------------------------------------------
 $       500 Total Short-Term Investments (cost $500,000)                                                     500,000
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $119,741,895) - 98.9%                                                124,179,111
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.1%                                                           1,435,941
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   125,615,052
             -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $119,706,215. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $4,787,813
       Depreciation                                              (314,917)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $4,472,896
     ---------------------------------------------------------------------

----
18

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                 Optional Call
Amount (000)  Description                                                   Provisions (1) Ratings (2)          Value
------------------------------------------------------------------------------------------------------------------------
              Education and Civic Organizations - 15.8%

  $    1,500  New Mexico Educational Assistance Foundation, Education       9/11 at 100.00          A2 $    1,569,195
               Loan Bonds, First Subordinate Series 2001B-1, 5.900%,
               9/01/31

         750  Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB-        783,870
               Environmental Control Facilities Financing Authority,
               Higher Education Revenue Refunding Bonds, Ana G. Mendez
               University System, Series 2002, 5.500%, 12/01/31

              Santa Fe, New Mexico, Educational Facilities Revenue
              Refunding and Improvement Bonds, College of Santa Fe,
              Series 1997:
         500   6.000%, 10/01/13                                            10/07 at 100.00        BBB-        507,265
         500   5.875%, 10/01/21                                            10/07 at 100.00        BBB-        505,610

       2,500  University of New Mexico, Revenue Refunding Bonds, Series       No Opt. Call          AA      2,907,050
               1992A, 6.000%, 6/01/21

       2,000  University of New Mexico, Subordinate Lien Revenue            6/12 at 100.00          AA      2,105,900
               Refunding and Improvement Bonds, Series 2002A, 5.000%,
               6/01/22

         750  University of New Mexico, Subordinate Lien Revenue            6/13 at 100.00          AA        811,613
               Refunding Bonds, Series 2003A, 5.250%, 6/01/18
------------------------------------------------------------------------------------------------------------------------
       8,500  Total Education and Civic Organizations                                                       9,190,503
------------------------------------------------------------------------------------------------------------------------
              Health Care - 3.5%

       2,000  Farmington, New Mexico, Hospital Revenue Bonds, San Juan      6/14 at 100.00          A3      2,060,060
               Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------------
              Housing/Multifamily - 7.6%

         600  Bernalillo County, New Mexico, Multifamily Housing Revenue    6/11 at 100.00         Aaa        617,058
               Bonds, Vista Montana Apartments Project, Series 2001A,
               5.400%, 12/01/31 - MBIA Insured

       1,780  Bernalillo County, New Mexico, Multifamily Housing Revenue    6/09 at 101.00         N/R      1,805,436
               Refunding and Improvement Bonds, El Centro Senior Housing
               Complex, Series 1999, 5.850%, 6/15/29

       2,000  New Mexico Mortgage Finance Authority, Multifamily Housing    3/20 at 100.00         AAA      2,017,340
               Revenue Bonds, Las Palomas Apartments, Series 2006C,
               4.700%, 9/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       4,380  Total Housing/Multifamily                                                                     4,439,834
------------------------------------------------------------------------------------------------------------------------
              Housing/Single Family - 2.5%

         195  New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00         AAA        200,355
               Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28
               (Alternative Minimum Tax)

         300  New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00         AAA        306,375
               Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28
               (Alternative Minimum Tax)

         500  New Mexico Mortgage Finance Authority, Single Family         11/09 at 101.50         AAA        507,900
               Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31
               (Alternative Minimum Tax)

         445  New Mexico Mortgage Finance Authority, Single Family          1/10 at 102.50         AAA        452,080
               Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31
               (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       1,440  Total Housing/Single Family                                                                   1,466,710
------------------------------------------------------------------------------------------------------------------------
              Information Technology - 1.0%

         500  Sandoval County, New Mexico, Incentive Payment Revenue        6/15 at 100.00          A+        529,195
               Bonds, Intel Corporation Project, Series 2005, 5.000%,
               6/01/20
------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General - 3.6%

       1,970  Sandoval County, New Mexico, General Obligation Bonds,        4/14 at 100.00         Aaa      2,090,978
               Series 2004, 5.000%, 4/15/23 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited - 29.9%

       3,005  Bernalillo County, New Mexico, Gross Receipts Tax Revenue     6/09 at 100.00         AAA      3,124,749
               Bonds, Series 2004, 5.250%, 6/15/19 - AMBAC Insured

       1,125  Cibola County, New Mexico, Gross Receipts Tax Revenue         6/16 at 100.00         Aaa      1,189,406
               Bonds, Series 2006B, 5.000%, 6/01/25 - AMBAC Insured

              Dona Ana County, New Mexico, Gross Receipts Tax Revenue
              Refunding and Improvement Bonds, Series 2003:
         360   5.250%, 5/01/25 - AMBAC Insured                              5/13 at 100.00         Aaa        386,086
         545   5.250%, 5/01/28 - AMBAC Insured                              5/13 at 100.00         Aaa        577,455

----
19

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                 Optional Call
Amount (000)  Description                                                   Provisions (1) Ratings (2)              Value
-------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited (continued)

  $    1,160  Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A,    6/13 at 100.00         Aaa     $    1,220,042
               5.000%, 6/01/24 - AMBAC Insured

       1,510  Lincoln County, New Mexico, Gross Receipts Tax Revenue        6/12 at 100.00         Aaa          1,586,889
               Refunding Bonds, Series 2002, 5.125%, 6/01/30 - AMBAC
               Insured

       2,000  New Mexico Finance Authority, Senior Lien Transportation      6/14 at 100.00         AAA          2,162,300
               Revenue Bonds, Series 2004A, 5.250%, 6/15/24 - MBIA Insured

       1,000  San Juan County, New Mexico, Subordinate Gross Receipts Tax   9/11 at 101.00         AAA          1,053,230
               Revenue Bonds, Series 2001A, 5.125%, 9/15/26 - AMBAC
               Insured

       4,000  Santa Fe County, New Mexico, Correctional System Gross          No Opt. Call         AAA          4,753,319
               Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
               FSA Insured

       1,245  Santa Fe, New Mexico, Gross Receipts Sales Tax Revenue        6/16 at 100.00         AAA          1,324,443
               Bonds, Series 2006B, 5.000%, 6/01/23 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
      15,950  Total Tax Obligation/Limited                                                                     17,377,919
-------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed - 14.7% (3)

       3,750  Albuquerque, New Mexico, Gross Receipts Lodgers Tax             No Opt. Call         AAA          3,127,650
               Improvement and Revenue Refunding Bonds, Series 1991B,
               0.000%, 7/01/11 - FSA Insured (ETM)

       1,000  Bernalillo County, New Mexico, Gross Receipts Tax Revenue    10/09 at 100.00          AA (3)      1,048,460
               Bonds, Series 1999, 5.250%, 10/01/26 (Pre-refunded
               10/01/09)

       1,000  New Mexico Finance Authority, Court Automation Fee Revenue    6/11 at 100.00         AAA          1,058,540
               Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded 6/15/11)
               - MBIA Insured

       2,000  New Mexico Hospital Equipment Loan Council, Hospital          8/11 at 101.00         AA- (3)      2,197,040
               Revenue Bonds, Presbyterian Healthcare Services, Series
               2001A, 5.750%, 8/01/15 (Pre-refunded 8/01/11)

       1,060  New Mexico Mortgage Finance Authority, General Revenue        9/09 at 100.00         AAA          1,131,985
               Office Building Bonds, Series 2000, 6.000%, 9/01/26
               (Pre-refunded 9/01/09)
-------------------------------------------------------------------------------------------------------------------------
       8,810  Total U.S. Guaranteed                                                                             8,563,675
-------------------------------------------------------------------------------------------------------------------------
              Utilities - 3.6%

       1,500  Farmington, New Mexico, Pollution Control Revenue Bonds,     10/09 at 102.00         BBB          1,621,020
               Public Service Company of New Mexico, Series 1999A,
               6.600%, 10/01/29 (Alternative Minimum Tax)

         135  Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00         AAA            142,588
               Series 2000HH, 5.250%, 7/01/29 - FSA Insured

         300  Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call         AAA            333,198
               Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 - MBIA
               Insured
-------------------------------------------------------------------------------------------------------------------------
       1,935  Total Utilities                                                                                   2,096,806
-------------------------------------------------------------------------------------------------------------------------
              Water and Sewer - 16.4%

       2,000  Albuquerque and Benralillo County Water Authority, New        7/16 at 100.00         AAA          2,128,520
               Mexico, Joint Water and Sewer System Revenue Bonds, Series
               2006A, 5.000%, 7/01/26 - AMBAC Insured

       1,000  New Mexico Finance Authority, Public Project Revolving Fund   6/14 at 100.00         AAA          1,054,760
               Revenue Bonds, Series 2004C, 5.000%, 6/01/24 - AMBAC
               Insured

       1,000  New Mexico Finance Authority, Public Project Revolving Fund   6/15 at 100.00         Aaa          1,057,850
               Revenue Bonds, Series 2005C, 5.000%, 6/15/25 - AMBAC
               Insured

       4,000  New Mexico Finance Authority, Public Project Revolving Fund   6/16 at 100.00         AAA          4,202,920
               Revenue Bonds, Series 2006B, 5.000%, 6/01/36 - MBIA Insured

       1,000  Roswell, New Mexico, Joint Water and Sewerage Revenue         6/15 at 100.00         Aaa          1,062,150
               Bonds, Series 2005, 5.000%, 6/01/23 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
       9,000  Total Water and Sewer                                                                             9,506,200
-------------------------------------------------------------------------------------------------------------------------
  $   54,485  Total Investments (cost $54,504,468) - 98.6%                                                     57,321,880
-------------------------------------------------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.4%                                                                807,337
              -----------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                            $   58,129,217
              -----------------------------------------------------------------------------------------------------------

----
20

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $54,498,473.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $2,856,262
       Depreciation                                               (32,855)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $2,823,407
     ---------------------------------------------------------------------

----
21

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 0.0%

 $        50   Pennsylvania Economic Development Financing Authority,          No Opt. Call         AA- $        56,495
                Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper
                Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum
                Tax)
--------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 18.2%

       1,190   Allegheny County Higher Education Building Authority,           No Opt. Call        Baa3       1,282,951
                Pennsylvania, College Revenue Refunding Bonds, Robert
                Morris College, Series 1998A, 5.500%, 5/01/15

       4,000   Allegheny County Higher Education Building Authority,         3/07 at 100.00         AA-       4,030,360
                Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                Series 2002, 5.450%, 3/01/27

               Chester County Health and Education Facilities Authority,
               Pennsylvania, College Revenue Bonds, Immaculata College,
               Series 1998:
       1,300    5.600%, 10/15/18                                            10/08 at 102.00         BB+       1,310,127
         550    5.625%, 10/15/27                                            10/08 at 102.00         BB+         554,378

       1,815   Delaware County Authority, Pennsylvania, College Revenue     10/08 at 100.00        BBB-       1,837,343
                Refunding Bonds, Neumann College, Series 1998A, 5.375%,
                10/01/26

       1,645   Delaware County Authority, Pennsylvania, Revenue Bonds,       8/15 at 100.00         AAA       1,743,865
                Villanova University, Series 2005, 5.000%, 8/01/24 - MBIA
                Insured

               Delaware County Authority, Pennsylvania, Revenue Bonds,
               Villanova University, Series 2006:
         980    5.000%, 8/01/23 - AMBAC Insured                              8/16 at 100.00         AAA       1,047,532
         480    5.000%, 8/01/24 - AMBAC Insured                              8/16 at 100.00         AAA         512,270

       1,000   Delaware County Authority, Pennsylvania, Revenue Refunding    8/13 at 100.00         AAA       1,082,690
                Bonds, Villanova University, Series 2003, 5.250%, 8/01/20
                - FGIC Insured

       2,000   Indiana County Industrial Development Authority,             11/14 at 100.00         AAA       2,114,500
                Pennsylvania, Revenue Bonds, Student Cooperative
                Association Inc./Indiana University of Pennsylvania -
                Student Union Project, Series 2004, 5.000%, 11/01/24 -
                AMBAC Insured

         910   Montgomery County Higher Education and Health Authority,      4/16 at 100.00          AA         897,597
                Pennsylvania, Revenue Bonds, Arcadia University, Series
                2006, 4.500%, 4/01/30 - RAAI Insured

       2,500   Montgomery County Industrial Development Authority,           8/15 at 100.00         Aaa       2,648,900
                Pennsylvania, Revenue Bonds, Hill School, Series 2005,
                5.000%, 8/15/26 - MBIA Insured

         715   Pennsylvania Higher Educational Facilities Authority,         5/16 at 100.00          A-         720,198
                Revenue Bonds, Allegheny College, Series 2006, 4.750%,
                5/01/31

       2,150   Pennsylvania Higher Educational Facilities Authority,         4/08 at 102.00        BBB-       2,218,349
                Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15

       1,700   Pennsylvania Higher Educational Facilities Authority,         4/16 at 100.00         AAA       1,822,281
                Revenue Bonds, Temple University, First Series of 2006,
                5.000%, 4/01/21 - MBIA Insured

       1,000   Pennsylvania Higher Educational Facilities Authority,         7/15 at 100.00          AA       1,046,250
                Revenue Bonds, University of Pennsylvania, Series 2005C,
                5.000%, 7/15/38

       1,250   Pennsylvania Higher Educational Facilities Authority,         5/15 at 100.00         AAA       1,273,500
                University of the Sciences in Philadelphia Revenue Bonds,
                Series 2005, 4.750%, 11/01/33 - XLCA Insured

       7,000   Pennsylvania State University, General Obligation Refunding     No Opt. Call          AA       7,664,439
                Bonds, Series 2002, 5.250%, 8/15/13

         500   Union County, Higher Education Facilities Financing           4/13 at 100.00         Aa2         537,640
                Authority, Pennsylvania, Revenue Bonds, Bucknell
                University, Series 2002A, 5.250%, 4/01/22
--------------------------------------------------------------------------------------------------------------------------
      32,685   Total Education and Civic Organizations                                                       34,345,170
--------------------------------------------------------------------------------------------------------------------------
               Health Care - 5.5%

         470   Allegheny County Hospital Development Authority,              4/15 at 100.00        Baa2         479,066
                Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
                Series 2005A, 5.125%, 4/01/35

       2,500   Chester County Health and Educational Facilities Authority,   5/08 at 101.00         AA-       2,574,525
                Pennsylvania, Health System Revenue Bonds, Jefferson
                Health System, Series 1997B, 5.375%, 5/15/27

       1,585   Jeannette Health Services Authority, Pennsylvania, Hospital  11/06 at 102.00         BB-       1,586,759
                Revenue Bonds, Jeannette District Memorial Hospital,
                Series 1996A, 6.000%, 11/01/18

         900   Lehigh County General Purpose Authority, Pennsylvania,        8/13 at 100.00        Baa1         940,284
                Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                Series 2003, 5.375%, 8/15/33

----
22

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Health Care (continued)

 $       750   Lehigh County General Purpose Authority, Pennsylvania,       11/14 at 100.00           A $       794,160
                Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%,
                11/01/24

         945   Pennsylvania Higher Educational Facilities Authority,         8/15 at 100.00         AAA       1,021,139
                Revenue Bonds, University of Pennsylvania Health Services,
                Series 2005B, 5.000%, 8/15/16 - FGIC Insured

         225   Philadelphia Health and Educational Facilities Authority,    11/07 at 101.00         BBB         228,406
                Pennsylvania, Hospital Revenue Bonds, Temple University
                Hospital, Series 1997, 5.500%, 11/15/27

               Pottsville Hospital Authority, Pennsylvania, Hospital
               Revenue Bonds, Pottsville Hospital and Warne Clinic, Series
               1998:
       1,265    5.250%, 7/01/10                                                No Opt. Call         BB+       1,280,218
         500    5.625%, 7/01/24                                              7/08 at 100.00         BB+         500,605

               Southcentral Pennsylvania General Authority, Revenue Bonds,
               Hanover Hospital Inc., Series 2005:
         430    5.000%, 12/01/27 - RAAI Insured                             12/15 at 100.00          AA         446,916
         300    5.000%, 12/01/29 - RAAI Insured                             12/15 at 100.00          AA         311,802

         260   St. Mary Hospital Authority, Pennsylvania, Health System     11/14 at 100.00          A1         274,134
                Revenue Bonds, Catholic Health East, Series 2004B, 5.375%,
                11/15/34
--------------------------------------------------------------------------------------------------------------------------
      10,130   Total Health Care                                                                             10,438,014
--------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 5.6%

       5,835   Delaware County Authority, Pennsylvania, Student Housing      7/10 at 102.00         N/R       6,499,430
                Revenue Bonds, Collegiate Housing Foundation - Eastern
                College, Series 2000A, 8.250%, 7/01/29

       1,360   Delaware County Industrial Development Authority,               No Opt. Call         AAA       1,400,406
                Pennsylvania, Multifamily Housing Revenue Bonds, Darby
                Townhouses Project, Series 2002A, 4.850%, 4/01/12
                (Alternative Minimum Tax)

       1,800   Pennsylvania Higher Educational Facilities Authority,         7/15 at 100.00         AAA       1,876,230
                Revenue Bonds, Slippery Rock University Foundation Inc.,
                Student Housing Project, Series 2005A, 5.000%, 7/01/37 -
                XLCA Insured

         240   Philadelphia Authority for Industrial Development,            5/15 at 102.00        Baa2         243,358
                Pennsylvania, Multifamily Housing Revenue Bonds,
                Presbyterian Homes Germantown - Morrisville Project,
                Series 2005A, 5.625%, 7/01/35

         595   Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00           A         587,777
                Multifamily Housing Revenue Bonds, Pavilion Apartments,
                Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
       9,830   Total Housing/Multifamily                                                                     10,607,201
--------------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 3.4%

       2,000   Pennsylvania Housing Finance Agency, Single Family Mortgage  10/15 at 100.00         AA+       2,007,640
                Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (WI/DD,
                Settling 9/07/06) (Alternative Minimum Tax)

       1,870   Pennsylvania Housing Finance Agency, Single Family Mortgage   4/15 at 100.00         AA+       1,907,007
                Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26
                (Alternative Minimum Tax)

       1,700   Pennsylvania Housing Finance Agency, Single Family Mortgage  10/15 at 100.00         AA+       1,745,203
                Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37
                (Alternative Minimum Tax)

         765   Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/07 at 102.00         AAA         785,663
                Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21
                (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
       6,335   Total Housing/Single Family                                                                    6,445,513
--------------------------------------------------------------------------------------------------------------------------
               Industrials - 2.2%

       3,000   Delaware County Industrial Development Authority,             1/08 at 102.00         BB+       3,082,620
                Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                Series 1997A, 6.200%, 7/01/19

       1,000   Pennsylvania Industrial Development Authority, Economic       7/12 at 101.00         AAA       1,096,440
                Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
                AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
       4,000   Total Industrials                                                                              4,179,060
--------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 1.2%

               Chester County Health and Education Facilities Authority,
               Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai
               Obligated Group, Series 1998:
       1,000    5.400%, 6/01/18                                             12/08 at 100.00        BBB-         993,640
       1,100    5.500%, 6/01/25                                             12/08 at 100.00        BBB-       1,101,166
--------------------------------------------------------------------------------------------------------------------------
       2,100   Total Long-Term Care                                                                           2,094,806
--------------------------------------------------------------------------------------------------------------------------

----
23

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Materials - 0.6%

 $       560   Bradford County Industrial Development Authority,            12/15 at 100.00         BBB $       565,729
                Pennsylvania, Solid Waste Disposal Revenue Bonds,
                International Paper Company, Series 2005B, 5.200%,
                12/01/19 (Alternative Minimum Tax)

         440   Bucks County Industrial Development Authority,                  No Opt. Call        BBB+         470,765
                Pennsylvania, Environmental Improvement Revenue Bonds, USX
                Corporation Project, Series 1995, 5.400%, 11/01/17
                (Mandatory put 11/01/11)
--------------------------------------------------------------------------------------------------------------------------
       1,000   Total Materials                                                                                1,036,494
--------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 16.0%

       1,225   Bentworth School District, Washington County, Pennsylvania,   3/16 at 100.00         AAA       1,303,829
                General Obligation Bonds, Series 2006B, 5.000%, 3/15/25 -
                FSA Insured

               Boyertown Area School District, Berks and Montgomery
               Counties, Pennsylvania, General Obligation Bonds, Series
               2005:
       1,170    5.000%, 10/01/23 - FSA Insured                               4/15 at 100.00         Aaa       1,241,592
       1,000    5.000%, 10/01/24 - FSA Insured                               4/15 at 100.00         Aaa       1,059,710
       1,000    5.000%, 10/01/25 - FSA Insured                               4/15 at 100.00         Aaa       1,058,970

       1,000   Central Bucks County School District, Pennsylvania, General   5/13 at 100.00         Aaa       1,053,380
                Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA
                Insured

       1,665   Centre County, Pennsylvania, General Obligation Bonds,        7/13 at 100.00         Aaa       1,801,197
                Series 2003, 5.250%, 7/01/17 - MBIA Insured

       3,125   Chichester School District, Delaware County, Pennsylvania,      No Opt. Call         AAA       1,305,906
                General Obligation Bonds, Series 1999, 0.000%, 3/01/26 -
                FGIC Insured

       1,715   Delaware County, Pennsylvania, General Obligation Bonds,     10/15 at 100.00          AA       1,838,411
                Series 2005, 5.000%, 10/01/20

         950   Delaware Valley Regional Finance Authority, Pennsylvania,       No Opt. Call         AA-       1,081,936
                Local Government Revenue Bonds, Series 2002, 5.750%,
                7/01/17

       1,635   Girard School District, Erie County, Pennsylvania, General      No Opt. Call         AAA         589,140
                Obligation Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC
                Insured

       1,240   Luzerne County, Pennsylvania, General Obligation Bonds,       5/13 at 100.00         Aaa       1,346,938
                Series 2003A, 5.250%, 11/15/16 - MBIA Insured

       4,875   McKeesport Area School District, Allegheny County,              No Opt. Call         AAA       2,145,731
                Pennsylvania, General Obligation Bonds, Series 1997D,
                0.000%, 10/01/24 - MBIA Insured

       2,195   Montour School District, Allegheny County, Pennsylvania,        No Opt. Call         AAA       1,637,009
                General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 -
                MBIA Insured

       1,500   Owen J. Roberts School District, Chester County,              5/16 at 100.00         Aaa       1,599,060
                Pennsylvania, General Obligation Bonds, Series 2006,
                5.000%, 5/15/24 - FSA Insured

       1,075   Palmyra Area School District, Pennsylvania, General           6/14 at 100.00         Aaa       1,138,984
                Obligation Bonds, Series 2006, 5.000%, 6/01/20 - XLCA
                Insured

               Pennsylvania, General Obligation Bonds, Second Series 2005:
       1,500    5.000%, 1/01/18                                              1/16 at 100.00          AA       1,624,920
       1,000    5.000%, 1/01/19                                              1/16 at 100.00          AA       1,078,410

       2,500   Pennsylvania, General Obligation Bonds, Series 2006-1,       10/16 at 100.00          AA       2,720,425
                5.000%, 10/01/18

       1,575   Pittsburgh, Pennsylvania, General Obligation Bonds, Series      No Opt. Call         AAA       1,748,990
                2006B, 5.250%, 9/01/16 - FSA Insured

       1,370   Schuylkill Valley School District, Berks County,              4/16 at 100.00         Aaa       1,465,174
                Pennsylvania, General Obligation Bonds, Series 2006A,
                5.000%, 4/01/22 - FGIC Insured

       1,315   Woodland Hills School District, Allegheny County,             9/15 at 100.00         AAA       1,424,119
                Pennsylvania, General Obligation Bonds, Series 2005D,
                5.000%, 9/01/17 - FSA Insured
--------------------------------------------------------------------------------------------------------------------------
      34,630   Total Tax Obligation/General                                                                  30,263,831
--------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 11.2%

       4,500   Allegheny County Industrial Development Authority,           11/12 at 100.00         AAA       4,677,434
                Pennsylvania, Revenue Bonds, Guaranteed County Building
                Project, Series 2002A, 5.000%, 11/01/29 - MBIA Insured

       1,000   Allegheny County Redevelopment Authority, Pennsylvania, Tax  12/10 at 101.00         N/R       1,082,350
                Increment Finance Bonds, Waterfront Project, Series 2000A,
                6.300%, 12/15/18

----
24

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,500 Erie County Convention Center Authority, Pennsylvania,        1/15 at 100.00         AAA $     1,562,925
              Convention Center Revenue Bonds, Series 2005, 5.000%,
              1/15/36 - FGIC Insured

       1,000 Harrisburg Parking Authority, Pennsylvania, Guaranteed        9/11 at 100.00         Aaa       1,046,300
              Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
              MBIA Insured

             Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
             Lien Revenue Bonds, Series 2003A:
         640  5.250%, 12/01/14 - MBIA Insured                             12/13 at 100.00         AAA         700,749
       1,000  5.250%, 12/01/15 - MBIA Insured                             12/13 at 100.00         AAA       1,091,210
       1,150  5.250%, 12/01/17 - MBIA Insured                             12/13 at 100.00         AAA       1,249,038
       2,000  5.250%, 12/01/19 - MBIA Insured                             12/13 at 100.00         AAA       2,172,240

       1,000 Pennsylvania Turnpike Commission, Oil Franchise Tax          12/13 at 100.00         AAA       1,086,120
              Subordinate Lien Revenue Bonds, Series 2003B, 5.250%,
              12/01/18 - MBIA Insured

             Pennsylvania Turnpike Commission, Registration Fee Revenue
             Bonds, Series 2005A:
       1,300  5.250%, 7/15/18 - FSA Insured                                  No Opt. Call         AAA       1,460,836
       1,270  5.250%, 7/15/19 - FSA Insured                                  No Opt. Call         AAA       1,431,862

       1,300 Philadelphia Municipal Authority, Pennsylvania, Lease        11/13 at 100.00         AAA       1,398,085
              Revenue Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

       1,000 Philadelphia Redevelopment Authority, Pennsylvania, Revenue   4/12 at 100.00         AAA       1,076,890
              Bonds, Philadelphia Neighborhood Transformation
              Initiative, Series 2002A, 5.500%, 4/15/22 - FGIC Insured

       1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA       1,154,090
              Transportation Authority, Series 2003AA, 5.500%, 7/01/20 -
              MBIA Insured
------------------------------------------------------------------------------------------------------------------------
      19,660 Total Tax Obligation/Limited                                                                  21,190,129
------------------------------------------------------------------------------------------------------------------------
             Transportation - 9.9%

       1,675 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,     6/16 at 100.00         AAA       1,787,409
              Series 2006A, 5.000%, 12/01/24 - AMBAC Insured

       2,500 Philadelphia Airport System, Pennsylvania, Revenue Bonds,     6/07 at 102.00         AAA       2,567,200
              Series 1997B, 5.400%, 6/15/27 - FGIC Insured (Alternative
              Minimum Tax)

             Pittsburgh and Allegheny County Sports and Exhibition
             Authority, Pennsylvania, Parking Revenue Bonds, Series
             2001A:
       1,000  5.300%, 12/01/21 - AMBAC Insured                            12/06 at 100.00         Aaa       1,003,850
       4,500  5.375%, 12/01/30 - AMBAC Insured                            12/06 at 100.00         Aaa       4,516,875

       1,900 Pittsburgh Public Parking Authority, Pennsylvania, Parking   12/15 at 100.00         AAA       2,019,130
              Revenue Bonds, Series 2005B, 5.000%, 12/01/23 - FGIC
              Insured

       4,535 Pittsburgh Public Parking Authority, Pennsylvania, Parking      No Opt. Call         AAA       4,826,645
              System Revenue Refunding Bonds, Series 2002, 5.000%,
              12/01/11 - AMBAC Insured

       2,000 Susquehanna Area Regional Airport Authority, Pennsylvania,    1/13 at 100.00         Aaa       2,068,380
              Airport System Revenue Bonds, Series 2003B, 5.000%,
              1/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
      18,110 Total Transportation                                                                          18,789,489
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.1% (3)

       1,550 Allegheny County Hospital Development Authority,                No Opt. Call         AAA       1,880,755
              Pennsylvania, Hospital Revenue Bonds, Allegheny Valley
              Hospital - Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)

       2,995 Deer Lakes School District, Allegheny County, Pennsylvania,  11/06 at 100.00         AAA       3,338,616
              General Obligation Bonds, Series 1995, 6.350%, 1/15/14 -
              MBIA Insured (ETM)

       1,320 Delaware County Authority, Pennsylvania, Health Facilities   12/06 at 102.00         Aaa       1,355,442
              Revenue Bonds, Mercy Health Corporation of Southeastern
              Pennsylvania Obligation Group, Series 1996, 6.000%,
              12/15/26 (ETM)

       1,050 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call         AAA       1,262,846
              Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)

       3,000 Pittsburgh Public Parking Authority, Pennsylvania, Parking    6/10 at 100.00         AAA       3,251,130
              System Revenue Bonds, Series 2000, 6.000%, 12/01/24
              (Pre-refunded 6/01/10) - AMBAC Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (3) (continued)

               Plum Borough School District, Allegheny County,
               Pennsylvania, General Obligation Bonds, Series 2001:
 $     1,745    5.200%, 9/15/23 (Pre-refunded 9/15/11) - FGIC Insured        9/11 at 100.00         AAA $     1,864,707
       3,700    5.250%, 9/15/30 (Pre-refunded 9/15/11) - FGIC Insured        9/11 at 100.00         AAA       3,962,256

         900   West View Borough Municipal Authority, Allegheny County,        No Opt. Call         AAA       1,130,427
                Pennsylvania, Special Obligation Bonds, Series 1985A,
                9.500%, 11/15/14 (ETM)

       1,000   Wilkes-Barre Area School District, Luzerne County,            4/14 at 100.00         AAA       1,097,830
                Pennsylvania, General Obligation Bonds, Series 2003A,
                5.250%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
      17,260   Total U.S. Guaranteed                                                                         19,144,009
-----------------------------------------------------------------------------------------------------------------------
               Utilities - 5.2%

       1,875   Allegheny County Industrial Development Authority,              No Opt. Call         AAA       1,945,500
                Pennsylvania, Pollution Control Revenue Refunding Bonds,
                Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 -
                AMBAC Insured

       1,345   Lehigh County Industrial Development Authority,               2/15 at 100.00         AAA       1,370,770
                Pennsylvania, Pollution Control Revenue Bonds,
                Pennsylvania Power and Light Company, Series 2005, 4.750%,
                2/15/27 - FGIC Insured

         320   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call         AAA         342,592
                Eighteenth Series 2004, 5.000%, 8/01/13 - AGC Insured

         315   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          9/14 at 100.00         AAA         329,685
                General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                FSA Insured

       2,650   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          8/13 at 100.00         AAA       2,747,838
                General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 -
                FSA Insured

       1,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          7/13 at 100.00         AAA       1,083,310
                General Ordinance, Seventeenth Series 2003, 5.375%,
                7/01/19 - FSA Insured

       1,875   Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA       1,976,850
                Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
       9,380   Total Utilities                                                                                9,796,545
-----------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 6.2%

         265   Bucks County Water and Sewerage Authority, Pennsylvania,        No Opt. Call         AAA         291,654
                Sewerage System Revenue Bonds, Neshaminy Interceptor
                Project, Series 2004, 5.250%, 6/01/14 - FSA Insured

       5,000   Delaware County Industrial Development Authority,            10/12 at 100.00         AAA       5,258,549
                Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
                Water Company, Series 2001, 5.350%, 10/01/31 - AMBAC
                Insured (Alternative Minimum Tax)

       1,930   Harrisburg Authority, Dauphin County, Pennsylvania, Water     7/14 at 100.00         AAA       2,043,774
                Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                FSA Insured

         850   Philadelphia, Pennsylvania, Water and Wastewater Revenue      7/15 at 100.00         AAA         900,023
                Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured

       3,000   Unity Township Municipal Authority, Pennsylvania, Sewerage   12/14 at 100.00         AAA       3,136,950
                Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------
      11,045   Total Water and Sewer                                                                         11,630,950
-----------------------------------------------------------------------------------------------------------------------
 $   176,215   Total Long-Term Investments (cost $172,995,912) - 95.3%                                      180,017,706
-----------------------------------------------------------------------------------------------------------------------
------------
               Short-Term Investments - 4.6%

         700   Indiana County,Industrial Development Authority,                                    A-1+         700,000
                Pennsylvania, Pollution Control Revenue, Exelon Generation
                Project, Series 2003A, 3.640%, 6/01/27 (Alternative
                Minimum Tax) (4)

       8,000   Puerto Rico Government Development Bank, Adjustable                                 A-1+       8,000,000
                Refunding Bonds, Variable Rate Demand Obligations, Series
                1985, 3.290%, 12/01/15 - MBIA Insured (4)
-----------------------------------------------------------------------------------------------------------------------
 $     8,700   Total Short-Term Investments (cost $8,700,000)                                                 8,700,000
-----------------------------------------------------------------------------------------------------------------------
------------
               Total Investments (cost $181,695,912) - 99.9%                                                188,717,706
               -------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.1%                                                             249,258
               -------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   188,966,964
               -------------------------------------------------------------------------------------------------------

----
26

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $181,614,500.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $7,148,094
       Depreciation                                               (44,888)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $7,103,206
     ---------------------------------------------------------------------

----
27

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.7%

 $       500 James City County Industrial Development Authority,           4/07 at 101.00          A+ $       511,000
              Virginia, Sewerage and Solid Waste Disposal Facilities
              Revenue Bonds, Anheuser Busch, Series 1997, 6.000%,
              4/01/32 (Alternative Minimum Tax)

             Tobacco Settlement Financing Corporation of Virginia,
             Tobacco Settlement Asset-Backed Bonds, Series 2005:
       2,075  5.250%, 6/01/19                                              6/15 at 100.00         BBB       2,133,453
       5,125  5.500%, 6/01/26                                              6/15 at 100.00         BBB       5,322,773
---------------------------------------------------------------------------------------------------------------------
       7,700 Total Consumer Staples                                                                         7,967,226
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.3%

             Loudoun County Industrial Development Authority, Virginia,
             Revenue Refunding Bonds, George Washington University,
             Series 1992:
         500  6.250%, 5/15/12                                             11/06 at 100.00          A2         499,945
       2,225  6.250%, 5/15/22                                             11/06 at 100.00          A2       2,224,755

             Prince William County Industrial Development Authority,
             Virginia, Educational Facilities Revenue Bonds, Catholic
             Diocese of Arlington, Series 2003:
       1,000  4.375%, 10/01/13                                               No Opt. Call          A3       1,022,280
       1,135  5.500%, 10/01/33                                            10/13 at 101.00          A3       1,194,258

       2,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00          A3       2,133,700
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

         300 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00         BBB         307,344
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/31

         800 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB-         840,560
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.375%, 12/01/21

       1,465 Rockbridge County Industrial Development Authority,           7/11 at 100.00          B2       1,472,706
              Virginia, Horse Center Revenue Refunding Bonds, Series
              2001C, 6.850%, 7/15/21

         590 The Rector and Visitors of the University of Virginia,        6/15 at 100.00         AAA         637,277
              General Revenue Bonds, Series 2005, 5.000%, 6/01/18

       1,250 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00         AAA       1,342,363
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured

       2,500 Virginia College Building Authority, Educational Facilities     No Opt. Call         Aa1       2,703,300
              Revenue Bonds, Public Higher Education Financing Program,
              Series 2004B, 5.000%, 9/01/13

       1,250 Virginia College Building Authority, Educational Facilities   7/08 at 101.00          AA       1,277,375
              Revenue Refunding Bonds, Marymount University, Series
              1998, 5.125%, 7/01/28 - RAAI Insured
---------------------------------------------------------------------------------------------------------------------
      15,015 Total Education and Civic Organizations                                                       15,655,863
---------------------------------------------------------------------------------------------------------------------
             Health Care - 6.5%

       1,500 Albemarle County Industrial Development Authority,           10/12 at 100.00          A2       1,548,600
              Virginia, Hospital Revenue Bonds, Martha Jefferson
              Hospital, Series 2002, 5.250%, 10/01/35

         310 Fairfax County Industrial Development Authority, Virginia,      No Opt. Call         AA+         332,633
              Hospital Revenue Refunding Bonds, Inova Health System,
              Series 1993A, 5.000%, 8/15/23

       2,000 Fredericksburg Industrial Development Authority, Virginia,    6/07 at 102.00         AAA       2,058,500
              Hospital Facilities Revenue Refunding Bonds, MediCorp
              Health System Obligated Group, Series 1996, 5.250%,
              6/15/23 - AMBAC Insured

       1,375 Fredericksburg Industrial Development Authority, Virginia,    6/12 at 100.00          A3       1,406,666
              Revenue Bonds, MediCorp Health System, Series 2002B,
              5.125%, 6/15/33

       3,250 Hanover County Industrial Development Authority, Virginia,      No Opt. Call         AAA       3,807,960
              Hospital Revenue Bonds, Memorial Regional Medical Center,
              Series 1995, 6.375%, 8/15/18 - MBIA Insured

       2,000 Henrico County Economic Development Authority, Virginia,     11/12 at 100.00          A-       2,113,500
              Revenue Bonds, Bon Secours Health System Inc., Series
              2002A, 5.600%, 11/15/30

       2,320 Manassas Industrial Development Authority, Virginia,          4/13 at 100.00          A2       2,416,094
              Hospital Revenue Bonds, Prince William Hospital, Series
              2002, 5.250%, 4/01/33

----
28

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

             Medical College of Virginia Hospital Authority, General
             Revenue Bonds, Series 1998:
 $       500  5.250%, 7/01/14 - MBIA Insured                               7/08 at 102.00         AAA $       522,300
       2,000  5.125%, 7/01/23 - MBIA Insured                               7/08 at 102.00         AAA       2,064,540

       2,785 Roanoke Industrial Development Authority, Virginia,           7/12 at 100.00         AAA       2,989,781
              Hospital Revenue Bonds, Carilion Health System, Series
              2002A, 5.500%, 7/01/19 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      18,040 Total Health Care                                                                             19,260,574
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.0%

       1,105 Arlington County Industrial Development Authority,           11/10 at 102.00         AAA       1,179,168
              Virginia, Multifamily Housing Mortgage Revenue Bonds,
              Berkeley Apartments, Series 2000, 5.850%, 12/01/20
              (Alternative Minimum Tax)

         950 Arlington County Industrial Development Authority,            5/10 at 100.00         Aaa       1,026,618
              Virginia, Multifamily Housing Revenue Bonds, Patrick Henry
              Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put
              11/01/20) (Alternative Minimum Tax)

       1,015 Chesterfield County Industrial Development Authority,         4/12 at 102.00         Aa2       1,059,152
              Virginia, GNMA Mortgage-Backed Securities Program
              Multifamily Housing Revenue Bonds, Fore Courthouse Senior
              Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative
              Minimum Tax)

             Danville Industrial Development Authority, Virginia,
             Student Housing Revenue Bonds, Collegiate Housing
             Foundation, Averett College, Series 1999A:
         680  6.875%, 6/01/20                                              6/09 at 102.00         N/R         673,948
       1,910  7.000%, 6/01/30                                              6/09 at 102.00         N/R       1,895,522

       1,200 Fairfax County Redevelopment and Housing Authority,           9/06 at 102.00         AAA       1,225,200
              Virginia, FHA-Insured Elderly Housing Mortgage Revenue
              Refunding Bonds, Little River Glen, Series 1996, 6.100%,
              9/01/26

       1,000 Lynchburg Redevelopment and Housing Authority, Virginia,      4/10 at 102.00         AAA       1,037,560
              Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A,
              6.200%, 1/20/40 (Alternative Minimum Tax)

       2,880 Virginia Beach Development Authority, Virginia, Multifamily  10/14 at 102.00         N/R       3,071,722
              Residential Rental Housing Revenue Bonds, Hamptons and
              Hampton Court Apartments, Series 1999, 7.500%, 10/01/39
              (Alternative Minimum Tax)

         610 Virginia Housing Development Authority, Rental Housing       12/06 at 100.00         AA+         610,336
              Bonds, Series 2001L, 5.000%, 12/01/20
---------------------------------------------------------------------------------------------------------------------
      11,350 Total Housing/Multifamily                                                                     11,779,226
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.4%

         830 Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00         AAA         836,350
              Securities Program Home Mortgage Revenue Bonds, Series
              2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority, Commonwealth          7/11 at 100.00         AAA       4,660,829
              Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 - MBIA
              Insured

       2,400 Virginia Housing Development Authority, Commonwealth          1/15 at 100.00         AAA       2,391,000
              Mortgage Bonds, Series 2005C-C2, 4.750%, 10/01/32
              (Alternative Minimum Tax)

       2,000 Virginia Housing Development Authority, Commonwealth          7/15 at 100.00         AAA       2,018,860
              Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (WI/DD,
              Settling 9/19/06) (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       9,730 Total Housing/Single Family                                                                    9,907,039
---------------------------------------------------------------------------------------------------------------------
             Industrials - 1.4%

       2,250 Charles County Industrial Development Authority, Virginia,      No Opt. Call         BBB       2,286,383
              Solid Waste Disposal Facility Revenue Refunding Bonds, USA
              Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
              (Alternative Minimum Tax)

       2,000 Henrico County Industrial Development Authority, Virginia,      No Opt. Call         BB-       1,942,820
              Solid Waste Disposal Revenue Bonds, Browning-Ferris
              Industries of South Atlantic Inc., Series 1996A, 5.450%,
              1/01/14 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,250 Total Industrials                                                                              4,229,203
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

         500 Fairfax County Redevelopment and Housing Authority,          12/06 at 103.00         AAA         516,325
              Virginia, FHA-Insured Multifamily Housing Revenue
              Refunding Bonds, Paul Spring Retirement Center, Series
              1996A, 6.000%, 12/15/28

       3,665 Henrico County Economic Development Authority, Virginia,      7/09 at 102.00         AAA       3,949,001
              GNMA Mortgage-Backed Securities Program Assisted Living
              Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39

----
29

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care (continued)

 $       455 Henrico County Industrial Development Authority, Virginia,    1/07 at 100.00         AAA $       455,778
              FHA-Insured Nursing Facilities Mortgage Revenue Refunding
              Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%,
              7/01/19
---------------------------------------------------------------------------------------------------------------------
       4,620 Total Long-Term Care                                                                           4,921,104
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.7%

       2,500 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00          B2       2,508,250
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1998, 5.600%, 12/01/25
              (Alternative Minimum Tax) (4)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 17.9%

       1,100 Alexandria, Virginia, General Obligation Bonds, Series          No Opt. Call         AAA       1,191,762
              2004B, 5.000%, 6/15/13

       3,400 Arlington County, Virginia, General Obligation Bonds,         8/16 at 100.00         AAA       3,691,924
              Series 2006, 5.000%, 8/01/20

       2,500 Bristol, Virginia, General Obligation Bonds, Series 2003,     3/13 at 100.00         AAA       2,626,525
              5.000%, 3/01/25 - FSA Insured

       1,285 Charlottesville, Virginia, General Obligation Public            No Opt. Call         AAA       1,203,030
              Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13

       3,640 Chesapeake, Virginia, General Obligation Bonds, Series       12/14 at 101.00          AA       3,914,529
              2004, 5.000%, 12/01/20

         555 Chesterfield County, Virginia, General Obligation Public      1/11 at 100.00         AAA         578,621
              Improvement Bonds, Series 2001, 5.000%, 1/15/21

       1,000 Harrisonburg, Virginia, General Obligation Public            12/10 at 102.00         AAA       1,094,910
              Recreational Facility Revenue Bonds, Series 2000, 5.750%,
              12/01/29 - FSA Insured

       2,000 Henrico County, Virginia, General Obligation Bonds, Series    7/15 at 100.00         AAA       2,183,800
              2005, 5.000%, 7/15/16

       3,805 Loudoun County, Virginia, General Obligation Bonds, Series   12/16 at 100.00         AAA       4,110,503
              2006, 5.000%, 12/01/24

         375 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00         AAA         403,159
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20

       2,000 Loudoun County, Virginia, General Obligation Public           6/15 at 100.00         AAA       2,167,980
              Improvement Bonds, Series 2005B, 5.000%, 6/01/18

       1,185 Lynchburg, Virginia, General Obligation Bonds, Series 2004,   6/14 at 100.00          AA       1,262,819
              5.000%, 6/01/20

       2,355 Newport News, Virginia, General Obligation Bonds, General     7/13 at 100.00          AA       2,508,240
              Improvement and Water Projects, Series 2002A, 5.000%,
              7/01/18

             Newport News, Virginia, General Obligation Bonds, Series
             2003B:
       1,630  5.000%, 11/01/15                                            11/13 at 100.00          AA       1,752,152
       1,805  5.000%, 11/01/17                                            11/13 at 100.00          AA       1,929,744

       1,250 Newport News, Virginia, General Obligation Bonds, Series      7/14 at 101.00          AA       1,357,713
              2004A, 5.000%, 7/15/16

         500 Norfolk, Virginia, General Obligation Bonds, Series 2000,     7/10 at 101.00         AAA         528,790
              5.250%, 7/01/20 - FGIC Insured

       1,555 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A       1,639,203
              2000A, 6.000%, 6/01/20 - ACA Insured

       1,000 Pittsylvania County, Virginia, General Obligation Bonds,      3/11 at 102.00           A       1,050,690
              Series 2001B, 5.125%, 3/01/23

       2,000 Portsmouth, Virginia, General Obligation Bonds, Series          No Opt. Call         AAA       2,179,660
              2005A, 5.000%, 4/01/15 - MBIA Insured

             Richmond, Virginia, General Obligation Bonds, Series 2005A:
       3,195  5.000%, 7/15/17 - FSA Insured                                7/15 at 100.00         AAA       3,462,294
       2,000  5.000%, 7/15/20 - FSA Insured                                7/15 at 100.00         AAA       2,145,740

       1,415 Roanoke, Virginia, General Obligation Bonds, Series 2006A,    2/16 at 100.00         AAA       1,524,493
              5.000%, 2/01/21 - MBIA Insured

       1,000 Roanoke, Virginia, General Obligation Public Improvement     10/12 at 101.00          AA       1,071,150
              Bonds, Series 2002A, 5.000%, 10/01/17

       1,075 Salem, Virginia, General Obligation Bonds, Series 2006,       4/16 at 100.00         Aaa       1,152,325
              5.000%, 4/01/22 - MBIA Insured

             Suffolk, Virginia, General Obligation Bonds, Series 2005:
       1,530  5.000%, 12/01/16                                            12/15 at 100.00         Aa2       1,666,629
       1,170  5.000%, 12/01/25                                            12/15 at 100.00         Aa2       1,245,208

       1,900 Virginia Beach, Virginia, General Obligation Bonds, Series    1/16 at 100.00         AA+       2,044,894
              2005, 5.000%, 1/15/20

       1,000 Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00         AA+       1,056,300
              Improvement Bonds, Series 2001, 5.000%, 6/01/20
---------------------------------------------------------------------------------------------------------------------
      49,225 Total Tax Obligation/General                                                                  52,744,787
---------------------------------------------------------------------------------------------------------------------

----
30

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 24.8%

             Buena Vista Public Recreational Facilities Authority,
             Virginia, Lease Revenue Bonds, Golf Course Project, Series
             2005A:
 $       670  5.250%, 7/15/25 - ACA Insured                                7/15 at 100.00           A $       703,641
         520  5.500%, 7/15/35 - ACA Insured                                7/15 at 100.00           A         547,362

       1,000 Caroline County Industrial Development Authority, Virginia,   6/12 at 102.00         Aaa       1,060,440
              Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 - AMBAC
              Insured

       5,000 Commonwealth Transportation Board of Virginia, Federal          No Opt. Call          AA       5,466,798
              Highway Reimbursement Anticipation Notes, Series 2005,
              5.000%, 9/28/15

       1,000 Culpeper Industrial Development Authority, Virginia, Lease    1/15 at 100.00         AAA       1,072,050
              Revenue Bonds, School Facilities Project, Series 2005,
              5.000%, 1/01/18 - MBIA Insured

       1,090 Dinwiddie County Industrial Development Authority,            2/14 at 100.00         AAA       1,181,146
              Virginia, Lease Revenue Bonds, Series 2004B,
              5.125%, 2/15/15 - MBIA Insured

       2,895 Fairfax County Economic Development Authority, Virginia,      5/16 at 100.00         AA+       3,138,151
              Lease Revenue Bonds, Joint Public Uses Community Project,
              Series 2006, 5.000%, 5/15/18

       1,500 Fairfax County Economic Development Authority, Virginia,      6/13 at 101.00         AA+       1,621,365
              Lease Revenue Bonds, Laurel Hill Public Facilities
              Projects, Series 2003, 5.000%, 6/01/14

       1,915 Front Royal and Warren County Industrial Development          4/14 at 100.00         AAA       2,048,188
              Authority, Virginia, Lease Revenue Bonds, Series 2004B,
              5.000%, 4/01/17 - FSA Insured

             Greater Richmond Convention Center Authority, Virginia,
             Hotel Tax Revenue Bonds, Series 2005:
       3,950  5.000%, 6/15/17 - MBIA Insured                               6/15 at 100.00         AAA       4,253,991
       1,130  5.000%, 6/15/22 - MBIA Insured                               6/15 at 100.00         AAA       1,198,783
       2,900  5.000%, 6/15/25 - MBIA Insured                               6/15 at 100.00         AAA       3,063,386

             Hampton Roads Regional Jail Authority, Virginia, Revenue
             Bonds, Regional Jail Facility, Series 2004:
       2,020  5.000%, 7/01/17 - MBIA Insured                               7/14 at 100.00         AAA       2,163,703
       1,625  5.000%, 7/01/18 - MBIA Insured                               7/14 at 100.00         AAA       1,735,516

             James City County Economic Development Authority, Virginia,
             Revenue Bonds, County Government Projects, Series 2005:
       1,155  5.000%, 7/15/17                                              7/15 at 100.00         AA-       1,246,233
       1,210  5.000%, 7/15/18                                              7/15 at 100.00         AA-       1,301,440

       1,840 Loudoun County Industrial Development Authority, Virginia,    3/13 at 100.00         AA+       1,954,687
              Lease Revenue Refunding Bonds, Public Facility Project,
              Series 2003, 5.000%, 3/01/19

         475 Loudoun County, Virginia, Certificates of Participation,        No Opt. Call         AAA         509,879
              Series 1990E, 7.200%, 10/01/10 - AMBAC Insured

         675 Norfolk Redevelopment and Housing Authority, Virginia,       11/09 at 102.00         AA+         722,912
              Educational Facility Revenue Bonds, Community College
              System - Tidewater Community College Downtown Campus,
              Series 1999, 5.500%, 11/01/19

       1,000 Northampton County and Town Joint Industrial Development      2/13 at 101.00          AA       1,034,060
              Authority, Virginia, Lease Revenue Bonds, County Capital
              Projects, Series 2002, 5.000%, 2/01/33 - RAAI Insured

         200 Prince William County Industrial Development Authority,       2/07 at 101.00         Aa3         204,274
              Virginia, Lease Revenue Bonds, ATCC Project, Series 1996,
              6.000%, 2/01/14

             Prince William County, Virginia, Certificates of
             Participation, County Facilities, Series 2005:
       1,100  5.000%, 6/01/20 - AMBAC Insured                              6/15 at 100.00         Aaa       1,172,523
       1,930  5.000%, 6/01/21 - AMBAC Insured                              6/15 at 100.00         Aaa       2,051,397

       1,575 Prince William County, Virginia, Lease Participation          6/12 at 100.00         Aa2       1,686,416
              Certificates, Series 2002, 5.250%, 12/01/18

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         135  5.250%, 7/01/27                                              7/12 at 100.00         BBB         140,241
         480  5.250%, 7/01/36                                              7/12 at 100.00         BBB         496,147

       1,500 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA       1,723,230
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       1,645 Spotsylvania County Industrial Development Authority,         8/13 at 100.00         AAA       1,755,807
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003B, 5.125%, 8/01/23 - AMBAC Insured

----
31

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     2,000 Spotsylvania County Industrial Development Authority,         1/13 at 100.00         AAA $     2,105,340
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003, 5.000%, 1/15/23 - AMBAC Insured

       2,475 Stafford County and Staunton Industrial Development           8/16 at 100.00         AAA       2,649,710
              Authority, Virginia, Revenue Bonds, Virginia Municipal
              League and Virginia Association of Counties Finance
              Program, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB       2,189,320
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24

       2,290 Virginia Beach Development Authority, Public Facilities       5/15 at 100.00          AA       2,439,789
              Revenue Bonds, Series 2005A, 5.000%, 5/01/22

       2,000 Virginia College Building Authority, Educational Facilities   2/12 at 100.00         AA+       2,100,440
              Revenue Bonds, 21st Century College Program, Series 2002A,
              5.000%, 2/01/22

       2,750 Virginia Public Building Authority, Public Facilities           No Opt. Call         AA+       3,000,140
              Revenue Bonds, Series 2005A, 5.000%, 8/01/15

       1,000 Virginia Public School Authority, School Financing Bonds,     8/11 at 101.00         AA+       1,063,860
              1997 Resolution, Series 2001A, 5.000%, 8/01/16

       2,550 Virginia Public School Authority, School Financing Bonds,       No Opt. Call         AA+       2,755,760
              1997 Resolution, Series 2004C, 5.000%, 8/01/13

       1,360 Virginia Public School Authority, School Financing Bonds,     8/15 at 100.00         AA+       1,474,172
              1997 Resolution, Series 2005C, 5.000%, 8/01/17

             Virginia Resources Authority, Infrastructure Revenue Bonds,
             Pooled Loan Bond Program, Series 2002A:
       1,650  5.000%, 5/01/20                                              5/11 at 101.00          AA       1,740,602
         620  5.000%, 5/01/21                                              5/11 at 101.00          AA         654,044

       2,340 Virginia Transportation Board, Transportation Revenue         5/14 at 100.00         AA+       2,531,599
              Bonds, U.S. Route 58 Corridor Development Program, Series
              2004B, 5.000%, 5/15/15

       1,500 Virginia Transportation Board, Transportation Revenue         5/07 at 101.00         AA+       1,528,920
              Refunding Bonds, U.S. Route 58 Corridor Development
              Program, Series 1997C, 5.125%, 5/15/19

       1,500 Westmoreland County Industrial Development Authority,        11/16 at 100.00         Aaa       1,579,965
              Virginia, Lease Revenue Bonds, Northumberland County
              School Project, Series 2006, 5.000%, 11/01/31 (WI/DD,
              Settling 9/12/06) - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      68,170 Total Tax Obligation/Limited                                                                  73,067,427
---------------------------------------------------------------------------------------------------------------------
             Transportation - 8.1%

             Capital Region Airport Authority, Richmond, Virginia,
             Revenue Bonds, Richmond International Airport, Series 2005A:
       2,310  5.000%, 7/01/22 - FSA Insured                                7/15 at 100.00         AAA       2,445,944
       2,700  5.000%, 7/01/23 - FSA Insured                                7/15 at 100.00         AAA       2,852,793

       1,250 Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake     7/09 at 101.00        Baa1       1,313,600
              Expressway, Series 1999A, 5.625%, 7/15/19

         900 Metropolitan District of Columbia Airports Authority,        10/07 at 101.00         Aa3         919,251
              Virginia, Airport System Revenue Bonds, Series 1997B,
              5.500%, 10/01/23 (Alternative Minimum Tax)

         225 Metropolitan District of Columbia Airports Authority,        10/08 at 101.00         Aa3         229,104
              Virginia, Airport System Revenue Bonds, Series 1998A,
              5.000%, 10/01/28

             Metropolitan Washington D.C. Airports Authority, Airport
             System Revenue Bonds, Series 2001B:
       1,475  5.000%, 10/01/26 - MBIA Insured                             10/11 at 101.00         AAA       1,530,106
       1,250  5.000%, 10/01/31 - MBIA Insured                             10/11 at 101.00         AAA       1,289,263

       3,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds,   7/11 at 100.00         AAA       3,103,890
              Series 2001A, 5.125%, 7/01/31 - FGIC Insured

       2,610 Norfolk, Virginia, Parking System Revenue Bonds, Series       2/15 at 100.00         AAA       2,770,933
              2005A, 5.000%, 2/01/23 - MBIA Insured

       1,750 Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 102.00        CCC+       1,750,507
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

       1,730 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call         AAA       1,959,277
              Refunding Bonds, Expressway System, Series 1998, 5.250%,
              7/15/22 - FGIC Insured

       1,485 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call         AAA       1,681,807
              Refunding Bonds, Expressway System, Series 2002, 5.250%,
              7/15/22 - FGIC Insured

       1,000 Virginia Port Authority, Revenue Bonds, Port Authority        7/07 at 101.00         AAA       1,022,660
              Facilities, Series 1997, 5.500%, 7/01/24 - MBIA Insured
              (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Airports Revolving Fund         2/11 at 100.00         Aa2       1,049,290
              Revenue Bonds, Series 2001A, 5.250%, 8/01/23
---------------------------------------------------------------------------------------------------------------------
      22,685 Total Transportation                                                                          23,918,425
---------------------------------------------------------------------------------------------------------------------

----
32

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.9% (3)

 $     2,000 Alexandria Industrial Development Authority, Virginia,        1/09 at 101.00          A1 (3) $     2,119,480
              Educational Facilities Revenue Bonds, Episcopal High
              School, Series 1999, 5.875%, 1/01/29 (Pre-refunded 1/01/09)

       1,500 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00         AAA           1,644,930
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) -
              AMBAC Insured

         750 Bristol, Virginia, General Obligation Utility System            No Opt. Call         AAA             824,970
              Revenue Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured
              (ETM)

         150 Fairfax County Water Authority, Virginia, Water Revenue       4/07 at 102.00         AAA             155,078
              Refunding Bonds, Series 1992, 6.000%, 4/01/22
              (Pre-refunded 4/01/07)

             Fairfax County Water Authority, Virginia, Water Revenue
             Refunding Bonds, Series 2002:
       1,810  5.375%, 4/01/21 (Pre-refunded 4/01/12)                       4/12 at 100.00         AAA           1,968,755
         200  5.000%, 4/01/27 (Pre-refunded 4/01/12)                       4/12 at 100.00         AAA             213,782

       1,030 Greater Richmond Convention Center Authority, Virginia,       6/10 at 101.00         AAA           1,130,744
              Hotel Tax Revenue Bonds, Convention Center Expansion
              Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded
              6/15/10)

       1,685 Hampton, Virginia, General Obligation Public Improvement      2/10 at 102.00          AA (3)       1,845,867
              Bonds, Series 2000, 6.000%, 2/01/20 (Pre-refunded 2/01/10)

       1,850 Leesburg, Virginia, Utility System Revenue Refunding Bonds,   7/07 at 102.00         AAA           1,910,255
              Series 1997, 5.125%, 7/01/22 (Pre-refunded 7/01/07) - MBIA
              Insured

       1,450 Loudoun County Industrial Development Authority, Virginia,    6/12 at 101.00         BBB (3)       1,631,758
              Hospital Revenue Bonds, Loudoun Hospital Center, Series
              2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)

       1,750 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00         AAA           1,896,265
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20
              (Pre-refunded 5/01/12)

       1,000 Middlesex County Industrial Development Authority,            8/09 at 102.00         AAA           1,085,680
              Virginia, Lease Revenue Bonds, School Facilities Project,
              Series 1999, 6.000%, 8/01/24 (Pre-refunded 8/01/09) - MBIA
              Insured

             Pocahontas Parkway Association, Virginia, Senior Lien
             Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
       5,000  0.000%, 8/15/16 (Pre-refunded 8/15/08)                        8/08 at 64.81         AAA           3,016,300
       1,500  5.500%, 8/15/28 (Pre-refunded 8/15/08)                       8/08 at 102.00         AAA           1,581,600

       1,000 Portsmouth, Virginia, Golf Course System Revenue Bonds,       5/07 at 102.00          AA (3)       1,029,260
              Series 1998, 5.000%, 5/01/23 (Pre-refunded 5/01/07) - RAAI
              Insured

       4,335 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00         AAA           5,410,513
              DRIVERS, Series 147, 9.346%, 7/01/19 (Pre-refunded
              7/01/10) (IF)

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00         AAA           1,085,570
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded
              7/01/10) - MBIA Insured

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
         500  5.500%, 10/01/32                                            10/10 at 101.00         AAA             536,455
       1,500  5.500%, 10/01/40                                            10/10 at 101.00         AAA           1,606,950

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         365  5.250%, 7/01/27 (Pre-refunded 7/01/12)                       7/12 at 100.00         BBB (3)         394,718
       1,320  5.250%, 7/01/36 (Pre-refunded 7/01/12)                       7/12 at 100.00         BBB (3)       1,427,474

         800 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA             837,720
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded 7/01/10)

       1,000 Virginia Resources Authority, Clean Water State Revolving    10/10 at 100.00         AAA           1,077,610
              Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22
              (Pre-refunded 10/01/10)

             Virginia Resources Authority, Clean Water State Revolving
             Fund Revenue Bonds, Series 2000, RITES Series PA790R:
         500  9.601%, 10/01/14 (Pre-refunded 10/01/10) (IF)               10/10 at 100.00         AAA             623,475
         410  9.554%, 10/01/15 (Pre-refunded 10/01/10) (IF)               10/10 at 100.00         AAA             511,249
       1,900  9.601%, 10/01/16 (Pre-refunded 10/01/10) (IF)               10/10 at 100.00         AAA           2,369,205
-------------------------------------------------------------------------------------------------------------------------
      36,305 Total U.S. Guaranteed                                                                             37,935,663
-------------------------------------------------------------------------------------------------------------------------

----
33

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Utilities - 4.0%

             Bristol, Virginia, Utility System Revenue Refunding Bonds,
             Series 2003:
 $     1,115  5.000%, 7/15/17 - MBIA Insured                               7/13 at 100.00         AAA $     1,189,304
       2,000  5.250%, 7/15/23 - MBIA Insured                               7/13 at 100.00         AAA       2,151,320

       2,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00        Baa1       2,233,380
              Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
              Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

       2,500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA       2,635,800
              Series 2005RR, 5.000%, 7/01/35 - FGIC Insured

             Richmond, Virginia, Public Utility Revenue Refunding Bonds,
             Series 2002:
       1,600  5.000%, 1/15/27 - FSA Insured                                1/12 at 100.00         AAA       1,660,528
       1,750  5.000%, 1/15/33 - FSA Insured                                1/12 at 100.00         AAA       1,809,395
---------------------------------------------------------------------------------------------------------------------
      10,965 Total Utilities                                                                               11,679,727
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.4%

       2,045 Fairfax County Water Authority, Virginia, Water Revenue       4/07 at 102.00         AAA       2,112,710
              Refunding Bonds, Series 1992, 6.000%, 4/01/22

       1,000 Fairfax County Water Authority, Virginia, Water Revenue         No Opt. Call         AAA       1,109,070
              Refunding Bonds, Series 1997, 5.000%, 4/01/21

             Fairfax County Water Authority, Virginia, Water Revenue
             Refunding Bonds, Series 2002:
         115  5.375%, 4/01/21                                              4/12 at 100.00         AAA         123,732
         800  5.000%, 4/01/27                                              4/12 at 100.00         AAA         832,944

       1,395 Henry County Public Service Authority, Virginia, Water and      No Opt. Call         AAA       1,597,917
              Sewerage Revenue Refunding Bonds, Series 2001, 5.500%,
              11/15/19 - FSA Insured

       1,015 James City Service Authority, Virginia, Water and Sewerage    1/13 at 101.00         AAA       1,093,388
              Revenue Bonds, Series 2003, 5.000%, 1/15/15 - FSA Insured

       2,325 Loudoun County Sanitation Authority, Virginia, Water and      1/15 at 100.00         AA+       2,458,711
              Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26

       1,900 Prince William County Service Authority, Virginia, Water      7/08 at 101.00         AAA       1,916,663
              and Sewerage System Revenue Refunding Bonds, Series 1997,
              4.750%, 7/01/29 - FGIC Insured

         750 Virginia Beach, Virginia, Storm Water Utility Revenue         9/10 at 101.00         Aa3         818,370
              Bonds, Series 2000, 6.000%, 9/01/20

       2,485 Virginia Resources Authority, Water and Sewerage System       5/11 at 101.00          AA       2,658,254
              Revenue Bonds, Caroline County Public Improvements
              Project, Series 2001, 5.250%, 5/01/21

       1,135 York County, Virginia, Sewer System Revenue Bonds, Series     6/15 at 101.00         Aaa       1,200,909
              2005, 5.000%, 6/01/29 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      14,965 Total Water and Sewer                                                                         15,922,668
---------------------------------------------------------------------------------------------------------------------
 $   275,520 Total Long-Term Investments (cost $279,930,681) - 98.8%                                      291,497,182
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.9%

       2,700 Puerto Rico Government Development Bank, Adjustable                                 A-1+       2,700,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.290%, 12/01/15 - MBIA Insured (5)
---------------------------------------------------------------------------------------------------------------------
 $     2,700 Total Short-Term Investments (cost $2,700,000)                                                 2,700,000
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $282,630,681) - 99.7%                                                294,197,182
             --------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.3%                                                           1,002,533
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   295,199,715
             --------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

----
34

            (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $282,365,460.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $12,253,133
       Depreciation                                               (421,411)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $11,831,722
     ----------------------------------------------------------------------

----
35

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date October 27, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date October 27, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date October 27, 2006